UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06161

Allianz Funds

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY	10019
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna

1633 Broadway, New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: June 30, 2015

Date of reporting period: March 31, 2015

Allianz Funds:
AllianzGI Emerging Markets Opportunities Fund
AllianzGI Focused Growth Fund
AllianzGI Global Natural Resources Fund
AllianzGI Global Small-Cap Fund
AllianzGI Health Sciences Fund
AllianzGI Income & Growth Fund
AllianzGI International Managed Volatility Fund
AllianzGI Mid-Cap Fund
AllianzGI NFJ All-Cap Value Fund
AllianzGI NFJ Dividend Value Fund
AllianzGI NFJ International Value Fund
AllianzGI NFJ Large-Cap Value Fund
AllianzGI NFJ Mid-Cap Value Fund
AllianzGI NFJ Small-Cap Value Fund
AllianzGI Small-Cap Blend Fund
AllianzGI Technology Fund
AllianzGI U.S. Managed Volatility Fund

Item 1.	Schedules of Investments

Schedule of Investments

AllianzGI Emerging Markets Opportunities Fund

March 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—96.8%

Australia—0.7%
Ramsay Health Care Ltd.	16,977	$866,771

Brazil—6.4%
BB Seguridade Participacoes S.A.	93,900	965,023
Cia Energetica de Minas Gerais ADR	96,452	394,489
Cielo S.A.	161,738	2,315,430
EDP-Energias do Brasil S.A.	69,377	224,985
Itau Unibanco Holding S.A. ADR	64,227	710,351
JBS S.A.	354,691	1,578,108
Porto Seguro S.A.	68,776	770,391
Qualicorp S.A. (c)	140,200	1,001,570

		7,960,347

China—20.4%
Agricultural Bank of China Ltd., Class H	5,682,000	2,805,787
Air China Ltd., Class H	674,000	687,680
Bank of China Ltd., Class H	9,287,000	5,356,603
China Citic Bank Corp., Ltd., Class H	1,321,000	994,191
China Communications Construction Co., Ltd., Class H	550,000	773,558
China Everbright Bank Co., Ltd., Class H	2,096,000	1,157,296
China Railway Construction Corp., Ltd., Class H	444,500	661,524
China Railway Group Ltd., Class H	1,244,000	1,270,745
China Resources Cement Holdings Ltd.	1,034,000	583,148
Great Wall Motor Co., Ltd., Class H	357,000	2,516,722
Haitong Securities Co., Ltd., Class H	256,000	624,686
Huaneng Power International, Inc., Class H	3,216,000	3,811,258
Industrial & Commercial Bank of China Ltd., Class H	1,840,300	1,358,857
Sihuan Pharmaceutical Holdings Group Ltd. (b)	5,190,000	2,952,268

		25,554,323

Hong Kong—4.8%
Bank of East Asia Ltd.	263,000	1,047,656
CK Hutchison Holdings Ltd.	84,000	1,717,244
Link REIT	396,500	2,438,403
Yue Yuen Industrial Holdings Ltd.	211,000	750,698

		5,954,001

India—12.1%
Apollo Tyres Ltd.	410,757	1,103,742
Aurobindo Pharma Ltd.	41,993	817,588
HCL Technologies Ltd.	144,350	2,260,512
Indiabulls Housing Finance Ltd.	42,632	378,318

	Shares	Value*
Infosys Ltd.	116,912	$4,107,981
LIC Housing Finance Ltd.	435,791	3,044,233
Lupin Ltd.	35,604	1,139,015
Sintex Industries Ltd.	316,206	610,667
Tata Motors Ltd.	116,195	1,014,877
Wockhardt Ltd.	25,035	741,585

		15,218,518

Indonesia—1.6%
Bank Negara Indonesia Persero Tbk PT	1,605,100	886,148
Indofood Sukses Makmur Tbk PT	983,800	560,237
Perusahaan Gas Negara Persero Tbk PT	1,351,900	495,509

		1,941,894

Korea (Republic of)—20.0%
Amorepacific Corp.	1,435	4,335,829
Com2uS Corp. (c)	8,823	1,527,625
Daesang Corp.	17,455	658,223
Hyosung Corp.	11,168	870,927
Kia Motors Corp.	20,162	819,342
Korea Electric Power Corp.	25,394	1,046,479
KT&G Corp.	10,811	864,334
LG Display Co., Ltd.	108,396	3,067,598
LG Uplus Corp.	256,404	2,540,149
LS Corp.	14,147	661,661
Samsung Electronics Co., Ltd.	3,561	4,617,738
SK Holdings Co., Ltd.	3,568	545,952
SK Hynix, Inc.	37,801	1,544,043
SK Telecom Co., Ltd.	8,170	2,010,363

		25,110,263

Malaysia—1.2%
AirAsia Bhd.	986,500	633,960
Telekom Malaysia Bhd.	235,700	461,475
UMW Holdings Bhd.	120,300	352,523

		1,447,958

Mexico—1.8%
Gruma S.A.B. de C.V., Class B	175,973	2,239,132

Philippines—0.3%
Universal Robina Corp.	74,010	373,842

Poland—1.7%
Orange Polska S.A.	198,208	498,085
PGE Polska Grupa Energetyczna S.A.	296,228	1,627,496

		2,125,581

Russian Federation—1.0%
Lukoil OAO ADR	6,295	289,130
Severstal PAO GDR	89,458	1,004,613

		1,293,743

South Africa—2.7%
AVI Ltd.	78,450	532,551
Life Healthcare Group Holdings Ltd.	113,175	394,176

Schedule of Investments

AllianzGI Emerging Markets Opportunities Fund

March 31, 2015 (unaudited) (continued)

	Shares	Value*
Netcare Ltd.	188,047	$644,867
Vodacom Group Ltd.	168,267	1,837,957

		3,409,551

Switzerland—0.9%
Novartis AG ADR	11,871	1,170,599

Taiwan—13.5%
Asustek Computer, Inc.	308,000	3,096,321
AU Optronics Corp.	1,550,000	777,734
Gigabyte Technology Co., Ltd.	197,000	243,694
Hon Hai Precision Industry Co., Ltd.	458,280	1,341,450
Pegatron Corp.	609,000	1,643,108
Powertech Technology, Inc.	314,000	539,619
Siliconware Precision Industries Co., Ltd.	864,000	1,431,536
SinoPac Financial Holdings Co., Ltd.	583,753	243,329
Taiwan Semiconductor Manufacturing Co., Ltd.	1,404,000	6,525,174
United Microelectronics Corp.	2,159,000	1,069,727

		16,911,692

Thailand—1.2%
Thai Union Frozen Products PCL NVDR	2,476,800	1,529,204

Turkey—0.3%
Vestel Elektronik Sanayi ve Ticaret AS (c)	171,657	379,659

United Kingdom—2.6%
British American Tobacco PLC	4,617	238,875
Mondi PLC	157,720	3,030,906

		3,269,781

United States—3.6%
Avery Dennison Corp.	11,100	587,301
Lear Corp.	35,464	3,930,121

		4,517,422

Total Common Stock (cost—$105,413,237)		121,274,281

PREFERRED STOCK—3.3%

Brazil—0.7%
Cia Energetica de Sao Paulo, Class B	44,200	327,669
Suzano Papel e Celulose S.A., Class A	108,600	503,264

		830,933

	Shares	Value*
Russian Federation—2.6%
Surgutneftegas OAO (b)(c)	4,293,852	$3,306,266

Total Preferred Stock (cost—$3,933,151)		4,137,199

	Principal Amount (000s)

Repurchase Agreements—1.1%
State Street Bank and Trust Co., dated 3/31/15, 0.00%, due 4/1/15, proceeds $1,317,000; collateralized by U.S. Treasury Notes, 1.75%, due 10/31/20, valued at $1,344,750 including accrued interest (cost—$1,317,000)	$1,317	1,317,000

Total Investments (cost—$110,663,388) (a)—101.2%		126,728,480

Liabilities in excess of other assets—(1.2)%		(1,452,415)

Net Assets—100.0%		$125,276,065

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $98,954,796, representing 79.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Securities with an aggregate value of $6,258,534, representing 5.0% of net assets.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Emerging Markets Opportunities Fund

March 31, 2015 (unaudited) (continued)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Banks	11.6%
Semiconductors & Semiconductor Equipment	8.8%
Technology Hardware, Storage & Peripherals	7.7%
IT Services	6.9%
Food Products	6.0%
Pharmaceuticals	5.4%
Electronic Equipment, Instruments & Components	4.2%
Auto Components	4.0%
Automobiles	3.8%
Personal Products	3.5%
Independent Power and Renewable Electricity Producers	3.3%
Wireless Telecommunication Services	3.1%
Oil, Gas & Consumable Fuels	2.8%
Paper & Forest Products	2.8%
Diversified Telecommunication Services	2.8%
Thrifts & Mortgage Finance	2.7%
Electric Utilities	2.6%
Health Care Providers & Services	2.3%
Construction & Engineering	2.1%
Real Estate Investment Trust	2.0%
Insurance	1.4%
Real Estate Management & Development	1.4%
Software	1.2%
Airlines	1.1%
Tobacco	0.9%
Metals & Mining	0.8%
Chemicals	0.7%
Textiles, Apparel & Luxury Goods	0.6%
Electrical Equipment	0.5%
Capital Markets	0.5%
Building Products	0.5%
Containers & Packaging	0.5%
Construction Materials	0.5%
Industrial Conglomerates	0.4%
Gas Utilities	0.4%
Household Durables	0.3%
Repurchase Agreements	1.1%
Liabilities in excess of other assets	(1.2)%

100.0%

Schedule of Investments

AllianzGI Focused Growth Fund

March 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—97.9%

Aerospace & Defense—5.1%
BE Aerospace, Inc.	251,250	$15,984,525
United Technologies Corp.	163,350	19,144,620

		35,129,145

Auto Components—1.8%
BorgWarner, Inc.	210,275	12,717,432

Automobiles—1.0%
Tesla Motors, Inc. (a)	37,410	7,061,886

Banks—3.2%
Wells Fargo & Co.	402,050	21,871,520

Beverages—1.7%
Monster Beverage Corp. (a)	86,740	12,004,382

Biotechnology—8.3%
Alexion Pharmaceuticals, Inc. (a)	115,500	20,016,150
Biogen, Inc. (a)	63,300	26,727,792
Gilead Sciences, Inc. (a)	109,585	10,753,576

		57,497,518

Chemicals—1.8%
PPG Industries, Inc.	56,635	12,773,458

Communications Equipment—2.9%
Palo Alto Networks, Inc. (a)	136,810	19,985,205

Diversified Financial Services—2.9%
CME Group, Inc.	212,090	20,087,044

Food & Staples Retailing—4.5%
Costco Wholesale Corp.	107,840	16,337,221
CVS Health Corp.	143,155	14,775,027

		31,112,248

Food Products—1.0%
Hershey Co.	70,710	7,135,346

Health Care Providers & Services—2.0%
UnitedHealth Group, Inc.	119,835	14,175,282

Internet & Catalog Retail—5.7%
Amazon.com, Inc. (a)	70,355	26,179,096
Priceline Group, Inc. (a)	11,320	13,178,178

		39,357,274

	Shares	Value*

Internet Software & Services—9.6%
Facebook, Inc., Class A (a)	453,380	$37,274,637
Google, Inc., Class A (a)	37,515	20,809,570
Yelp, Inc. (a)	170,415	8,069,150

		66,153,357

IT Services—3.6%
Visa, Inc., Class A	380,780	24,906,820

Media—4.5%
Comcast Corp., Class A	315,350	17,807,815
Time Warner, Inc.	155,785	13,154,485

		30,962,300

Oil, Gas & Consumable Fuels—3.4%
Pioneer Natural Resources Co.	82,845	13,545,986
Range Resources Corp.	191,315	9,956,033

		23,502,019

Pharmaceuticals—9.1%
AbbVie, Inc.	358,925	21,011,469
Actavis PLC (a)	85,110	25,330,438
Bristol-Myers Squibb Co.	253,575	16,355,588

		62,697,495

Road & Rail—3.1%
Union Pacific Corp.	196,430	21,275,333

Semiconductors & Semiconductor Equipment—3.4%
Microchip Technology, Inc.	51,980	2,541,822
NXP Semiconductors NV (a)	209,925	21,068,073

		23,609,895

Software—6.3%
Microsoft Corp.	333,865	13,573,282
Salesforce.com, Inc. (a)	450,000	30,064,500

		43,637,782

Specialty Retail—5.8%
TJX Cos., Inc.	314,880	22,057,344
Tractor Supply Co.	209,590	17,827,725

		39,885,069

Technology Hardware, Storage & Peripherals—7.2%
Apple, Inc.	398,680	49,607,752

Total Common Stock (cost—$477,375,203)		677,145,562

Schedule of Investments

AllianzGI Focused Growth Fund

March 31, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—2.6%
State Street Bank and Trust Co., dated 3/31/15, 0.00%, due 4/1/15, proceeds $17,663,000; collateralized by U.S. Treasury Notes, 2.125%, due 8/31/20, valued at $18,019,350 including accrued interest (cost—$17,663,000)	$17,663	$17,663,000

Total Investments (cost—$495,038,203)—100.5%		694,808,562

Liabilities in excess of other assets—(0.5)%		(3,120,450)

Net Assets—100.0%		$691,688,112

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

AllianzGI Global Natural Resources Fund

March 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—98.3%

Australia—1.2%
BHP Billiton Ltd.	14,743	$342,686
Rio Tinto Ltd.	7,242	313,796

		656,482

Canada—12.1%
Agrium, Inc.	8,130	847,310
Canadian National Railway Co.	8,626	577,677
Canadian Solar, Inc. (c)	27,710	925,237
Enbridge, Inc.	21,823	1,051,908
Encana Corp.	75,625	844,292
Goldcorp, Inc.	28,219	510,662
Potash Corp. of Saskatchewan, Inc.	22,000	709,218
Suncor Energy, Inc.	29,103	850,422

		6,316,726

China—2.7%
Beijing Enterprises Holdings Ltd.	59,000	465,046
Trina Solar Ltd. ADR (c)	78,310	946,768

		1,411,814

Denmark—1.0%
Vestas Wind Systems A/S	13,058	538,393

France—3.1%
Arkema S.A.	8,650	685,044
Total S.A.	18,525	920,822

		1,605,866

Germany—1.4%
BASF SE	7,425	735,042

Japan—4.0%
FANUC Corp.	3,600	785,929
Mitsui & Co., Ltd.	45,700	612,022
SMC Corp.	2,300	684,857

		2,082,808

Netherlands—0.8%
Constellium NV, Class A (c)	19,930	404,978

Norway—1.3%
Yara International ASA	13,395	680,103

South Africa—1.0%
AngloGold Ashanti Ltd. (c)	55,300	521,390

Spain—1.4%
Gamesa Corp. Tecnologica S.A. (c)	56,340	709,520

Switzerland—2.5%
Weatherford International PLC (c)	104,500	1,285,350

	Shares	Value*

United Kingdom—4.7%
BHP Billiton PLC	16,065	$352,551
BP PLC	129,711	840,808
Rio Tinto PLC	7,725	318,555
Royal Dutch Shell PLC, Class A	31,084	924,347

		2,436,261

United States—61.1%
Anadarko Petroleum Corp. (b)	13,910	1,151,887
Antero Resources Corp. (b)(c)	15,725	555,407
Archer-Daniels-Midland Co.	10,955	519,267
Ashland, Inc.	4,905	624,456
Baker Hughes, Inc.	7,540	479,393
Berry Plastics Group, Inc. (b)(c)	21,300	770,847
Bonanza Creek Energy, Inc. (c)	38,100	939,546
Cabot Oil & Gas Corp. (b)	29,005	856,518
Concho Resources, Inc. (c)	9,565	1,108,775
CSX Corp.	13,100	433,872
Ecolab, Inc. (b)	9,875	1,129,502
EOG Resources, Inc.	13,175	1,208,016
Exxon Mobil Corp. (b)	13,600	1,156,000
JB Hunt Transport Services, Inc.	5,165	441,065
Kinder Morgan, Inc.	23,660	995,140
Laredo Petroleum, Inc. (c)	114,400	1,491,776
Marathon Petroleum Corp.	9,830	1,006,494
Monsanto Co. (b)	8,535	960,529
Newmont Mining Corp. (b)	26,595	577,377
Patterson-UTI Energy, Inc.	58,000	1,088,950
PDC Energy, Inc. (c)	18,095	977,854
Phillips 66	12,770	1,003,722
Pioneer Natural Resources Co.	7,325	1,197,711
PPG Industries, Inc.	2,855	643,917
Range Resources Corp.	31,610	1,644,984
Schlumberger Ltd.	10,700	892,808
Sherwin-Williams Co.	2,455	698,447
SM Energy Co.	32,000	1,653,760
Southwestern Energy Co. (b)(c)	34,300	795,417
SunPower Corp. (b)(c)	7,800	244,218
Tesla Motors, Inc. (c)	2,800	528,556
U.S. Silica Holdings, Inc. (b)	33,000	1,175,130
Union Pacific Corp.	4,645	503,100
Valero Energy Corp.	16,165	1,028,417
Vulcan Materials Co.	10,675	899,902
Whiting Petroleum Corp. (c)	16,845	520,511

		31,903,271

Total Common Stock (cost—$48,245,545)		51,288,004

Schedule of Investments

AllianzGI Global Natural Resources Fund

March 31, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—3.6%
State Street Bank and Trust Co., dated 3/31/15, 0.00%, due 4/1/15, proceeds $1,898,000; collateralized by U.S. Treasury Notes, 1.75%, due 10/31/20, valued at $1,940,719 including accrued interest (cost—$1,898,000)	$1,898	$1,898,000

Total Investments, before options written (cost—$50,143,545)—101.9%		53,186,004

	Contracts

OPTIONS WRITTEN (c)(d)—(1.3)%

Call Options—(1.3)%
Bonanza Creek Energy, Inc.,
strike price $22.50, expires 4/17/15	212	(59,360)
Canadian Solar, Inc.,
strike price $31.00, expires 4/17/15	158	(46,610)
Encana Corp.,
strike price CAD 14.00, expires 5/15/15	463	(28,331)
Laredo Petroleum, Inc.,
strike price $11.00, expires 4/17/15	457	(102,825)
Patterson-UTI Energy, Inc.,
strike price $17.00, expires 5/15/15	290	(73,950)
Potash Corp. of Saskatchewan, Inc.,
strike price CAD 42.00, expires 4/17/15	150	(2,605)
Range Resources Corp.,
strike price $50.00, expires 5/15/15	107	(44,405)
SM Energy Co.,
strike price $45.00, expires 5/15/15	116	(91,060)
Tesla Motors, Inc.,
strike price $185.00, expires 5/15/15	28	(42,840)
Trina Solar Ltd.,
strike price $11.00, expires 4/17/15	452	(51,302)
U.S. Silica Holdings, Inc.,
strike price $30.00, expires 4/17/15	165	(93,225)

	Contracts	Value*
Weatherford International PLC,
strike price $12.00, expires 5/15/15	418	$(39,919)

Total Options Written (premiums received—$432,168)		(676,432)

Total Investments, net of options written (cost—$49,711,377) (a)—100.6%		52,509,572

Other liabilities in excess of other assets—(0.6)%		(328,367)

Net Assets—100.0%		$52,181,205

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $10,430,911, representing 20.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(c)	Non-income producing.
(d)	Exchange traded-Chicago Board Options Exchange.
(e)	Transactions in options written for the nine months ended March 31, 2015:

	Contracts	Premiums
Options outstanding, June 30, 2014	—	—
Options written	5,235	$924,893
Options terminated in closing transactions	(1,368)	(345,838)
Options expired	(851)	(146,887)

Options outstanding, March 31, 2015	3,016	$432,168

Glossary:

ADR—American Depositary Receipt

CAD—Canadian Dollar

Schedule of Investments

AllianzGI Global Natural Resources Fund

March 31, 2015 (unaudited) (continued)

The industry classification of portfolio holdings and other liabilities in excess of other assets shown as a percentage of net assets were as follows:

Oil, Gas & Consumable Fuels	47.4%
Chemicals	14.7%
Energy Equipment & Services	9.5%
Metals & Mining	6.4%
Semiconductors & Semiconductor Equipment	4.1%
Road & Rail	3.7%
Machinery	2.8%
Electrical Equipment	2.4%
Construction Materials	1.7%
Containers & Packaging	1.5%
Trading Companies & Distributors	1.2%
Automobiles	1.0%
Food Products	1.0%
Industrial Conglomerates	0.9%
Repurchase Agreements	3.6%
Options Written	(1.3)%
Other liabilities in excess of other assets	(0.6)%

100.0%

Schedule of Investments

AllianzGI Global Small-Cap Fund

March 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—99.1%

Australia—1.1%
BlueScope Steel Ltd.	118,196	$374,644
Challenger Ltd.	120,400	653,586
Dick Smith Holdings Ltd.	276,823	410,310
Spotless Group Holdings Ltd.	444,347	766,441

		2,204,981

Austria—1.3%
ams AG	41,373	1,975,386
Schoeller-Bleckmann Oilfield Equipment AG (c)	12,176	779,040

		2,754,426

Belgium—0.6%
Ontex Group NV (c)(d)	41,344	1,256,525

Canada—0.5%
Gildan Activewear, Inc.	37,078	1,094,543

China—0.7%
China Everbright International Ltd.	518,000	856,741
Sunny Optical Technology Group Co., Ltd.	336,000	609,768

		1,466,509

Denmark—1.9%
Chr Hansen Holding A/S	20,059	920,986
SimCorp A/S (c)	45,295	1,486,225
Topdanmark A/S (d)	50,716	1,517,478

		3,924,689

Finland—0.5%
Amer Sports Oyj	49,062	1,053,923

France—2.6%
GameLoft SE (c)(d)	145,560	751,393
Korian-Medica	40,124	1,359,447
Sartorius Stedim Biotech	9,201	1,956,415
Virbac S.A.	5,937	1,405,066

		5,472,321

Germany—2.7%
Aareal Bank AG (c)	40,445	1,704,639
Bechtle AG (c)	16,278	1,160,025
Bertrandt AG (c)	3,573	519,767
CANCOM SE (c)	28,163	1,129,867
Gerry Weber International AG (c)	19,106	659,269
Wirecard AG	11,483	483,953

		5,657,520

Hong Kong—1.0%
Ju Teng International Holdings Ltd. (c)	1,032,000	601,683
Nexteer Automotive Group Ltd.	1,016,000	1,023,618
Techtronic Industries Co., Ltd.	140,500	475,489

		2,100,790

	Shares	Value*

Ireland—1.7%
Glanbia PLC	55,922	$1,034,238
ICON PLC (d)	17,662	1,245,701
Kingspan Group PLC (c)	65,559	1,242,301

		3,522,240

Israel—0.5%
Mellanox Technologies Ltd. (d)	23,193	1,051,571

Italy—1.4%
Banca Popolare di Milano Scarl (d)	1,863,000	1,879,843
De’ Longhi (c)	45,102	976,228

		2,856,071

Japan—11.7%
Aica Kogyo Co., Ltd.	48,300	1,124,687
Aozora Bank Ltd.	356,000	1,261,862
Asics Corp.	20,500	557,853
Bandai Namco Holdings, Inc.	39,100	761,043
Calbee, Inc.	34,700	1,506,400
Coca-Cola East Japan Co., Ltd.	31,400	639,943
Daiho Corp.	124,000	637,092
Disco Corp.	14,700	1,499,855
Don Quijote Holdings Co., Ltd.	18,900	1,536,347
Fukushima Industries Corp.	45,000	667,858
Hoshizaki Electric Co., Ltd.	24,800	1,610,481
Inaba Denki Sangyo Co., Ltd.	27,800	1,006,360
Japan Airport Terminal Co., Ltd.	24,500	1,481,663
Kusuri No Aoki Co., Ltd.	20,800	1,562,277
Maeda Road Construction Co., Ltd.	55,000	891,591
Obayashi Corp.	210,000	1,361,230
Sanwa Holdings Corp.	90,000	667,649
Seiko Holdings Corp.	178,000	897,316
Shinmaywa Industries Ltd.	47,000	498,232
Teijin Ltd.	428,000	1,452,122
THK Co., Ltd.	41,400	1,052,007
Tokyo Tatemono Co., Ltd.	47,000	344,337
Yamaha Motor Co., Ltd.	59,600	1,435,801

		24,454,006

Korea (Republic of)—0.1%
Grand Korea Leisure Co., Ltd.	3,549	120,814

New Zealand—0.1%
Metlifecare Ltd.	73,468	259,007

Norway—0.1%
ProSafe SE	94,933	260,693

Philippines—0.4%
Cosco Capital, Inc.	3,819,400	766,972

Spain—2.2%
Bolsas y Mercados Espanoles S.A.	32,935	1,466,701
Gamesa Corp. Tecnologica S.A. (d)	140,679	1,771,645
Melia Hotels International S.A.	114,256	1,409,747

		4,648,093

Schedule of Investments

AllianzGI Global Small-Cap Fund

March 31, 2015 (unaudited) (continued)

	Shares	Value*

Sweden—2.3%
Betsson AB (c)(d)	41,841	$1,571,412
JM AB	28,226	938,597
Net Entertainment NE AB, Class B (c)(d)	39,661	1,361,329
Nibe Industrier AB, Class B	39,337	978,110

		4,849,448

Switzerland—1.5%
Burckhardt Compression Holding AG (c)	1,996	768,238
Georg Fischer AG	1,921	1,311,957
Interroll Holding AG (c)(d)	1,761	996,656

		3,076,851

Taiwan—1.1%
Chailease Holding Co., Ltd.	201,000	500,452
Chipbond Technology Corp.	250,000	526,994
Epistar Corp.	172,000	276,521
Hermes Microvision, Inc.	9,000	517,788
Primax Electronics Ltd. (c)	374,000	511,544

		2,333,299

Thailand—0.5%
AP Thailand PCL (b)	4,347,100	961,830

United Kingdom—4.5%
Booker Group PLC	389,183	838,604
DS Smith PLC	103,210	526,997
Elementis PLC	261,215	1,122,011
Restaurant Group PLC	166,395	1,658,757
Rotork PLC (c)	33,514	1,228,750
Segro PLC REIT	271,824	1,678,567
Senior PLC (c)	117,838	567,351
Spirax-Sarco Engineering PLC (c)	33,247	1,681,118

		9,302,155

United States—58.1%
Acadia Healthcare Co., Inc. (d)	36,127	2,586,693
Acuity Brands, Inc.	8,738	1,469,382
Air Lease Corp.	46,687	1,761,967
Aircastle Ltd.	88,692	1,992,022
Akorn, Inc. (d)	13,422	637,679
AMAG Pharmaceuticals, Inc. (d)	19,122	1,045,208
American Eagle Outfitters, Inc.	55,932	955,319
Amsurg Corp. (d)	19,788	1,217,358
Arthur J Gallagher & Co.	34,076	1,593,053
Bank of the Ozarks, Inc.	57,385	2,119,228
Belden, Inc.	10,186	953,002
Berry Plastics Group, Inc. (d)	30,664	1,109,730
BioMed Realty Trust, Inc. REIT	42,138	954,847
Boise Cascade Co. (d)	29,306	1,097,803
Brookdale Senior Living, Inc. (d)	47,072	1,777,439
Brown & Brown, Inc.	43,542	1,441,676
Burlington Stores, Inc. (d)	32,548	1,934,002
Cadence Design Systems, Inc. (d)	86,104	1,587,758
Carlisle Cos., Inc.	11,726	1,086,179

	Shares	Value*

Carrizo Oil & Gas, Inc. (d)	20,292	$1,007,498
Cathay General Bancorp	59,963	1,705,947
Centene Corp. (d)	28,784	2,034,741
Cepheid (d)	16,013	911,140
Chatham Lodging Trust REIT	66,740	1,962,823
Cheesecake Factory, Inc.	25,471	1,256,484
Cogent Communications Holdings, Inc.	20,237	714,973
Constant Contact, Inc. (d)	20,722	791,788
Cooper Cos., Inc.	8,451	1,583,886
Core-Mark Holding Co., Inc.	30,537	1,964,140
Cypress Semiconductor Corp.	66,912	944,128
Depomed, Inc. (d)	45,700	1,024,137
Diamond Resorts International, Inc. (d)	67,996	2,273,106
EchoStar Corp., Class A (d)	26,283	1,359,357
Electronics for Imaging, Inc. (d)	24,355	1,016,821
EverBank Financial Corp.	74,520	1,343,596
ExamWorks Group, Inc. (d)	44,973	1,871,776
Extra Space Storage, Inc. REIT	21,904	1,480,053
Globus Medical, Inc., Class A (d)	53,582	1,352,410
Guidewire Software, Inc. (d)	21,344	1,122,908
Hanesbrands, Inc.	56,992	1,909,802
Hanover Insurance Group, Inc.	22,662	1,644,808
HD Supply Holdings, Inc. (d)	17,735	552,534
HFF, Inc., Class A	29,805	1,118,880
Huntsman Corp.	44,352	983,284
Huron Consulting Group, Inc. (d)	8,554	565,847
IGI Laboratories, Inc. (c)(d)	58,994	481,391
Jarden Corp. (d)	33,306	1,761,887
KapStone Paper and Packaging Corp.	25,278	830,130
Kennedy-Wilson Holdings, Inc.	58,388	1,526,262
La Quinta Holdings, Inc. (d)	58,398	1,382,865
LDR Holding Corp. (d)	37,940	1,390,122
Lear Corp.	15,239	1,688,786
Ligand Pharmaceuticals, Inc., Class B (d)	11,789	909,050
Macquarie Infrastructure Co. LLC	27,123	2,231,952
Marriott Vacations Worldwide Corp.	28,937	2,345,344
Matador Resources Co. (d)	30,030	658,258
MAXIMUS, Inc.	24,722	1,650,441
MDC Partners, Inc., Class A	38,789	1,099,668
Mentor Graphics Corp.	42,914	1,031,223
Middleby Corp. (d)	13,129	1,347,692
Motorcar Parts of America, Inc. (d)	24,049	668,322
Mueller Water Products, Inc., Class A	112,816	1,111,238
New Media Investment Group, Inc.	38,219	914,581
Omnicell, Inc. (d)	26,409	926,956
Pacira Pharmaceuticals, Inc. (d)	9,079	806,669
PAREXEL International Corp. (d)	11,990	827,190
Phibro Animal Health Corp., Class A	36,055	1,276,708
Polaris Industries, Inc.	5,536	781,130
PrivateBancorp, Inc.	54,743	1,925,311
PTC, Inc. (d)	17,024	615,758
Qorvo, Inc. (d)	12,394	987,802
Receptos, Inc. (d)	3,211	529,462
Rite Aid Corp. (d)	139,077	1,208,579
Ryder System, Inc.	20,231	1,919,720

Schedule of Investments

AllianzGI Global Small-Cap Fund

March 31, 2015 (unaudited) (continued)

	Shares	Value*

Select Comfort Corp. (d)	33,431	$1,152,367
South State Corp.	27,626	1,889,342
Spectranetics Corp. (d)	30,829	1,071,616
Strategic Hotels & Resorts, Inc. REIT (d)	170,352	2,117,475
SunEdison, Inc. (d)	56,780	1,362,720
Synaptics, Inc. (d)	9,588	779,552
Synergy Resources Corp. (d)	29,364	347,963
Take-Two Interactive Software, Inc. (d)	27,785	707,267
Team Health Holdings, Inc. (d)	28,008	1,638,748
Texas Roadhouse, Inc.	30,110	1,096,907
Ultimate Software Group, Inc. (d)	7,686	1,306,274
Umpqua Holdings Corp.	53,639	921,518
United Natural Foods, Inc. (d)	13,427	1,034,416
UTi Worldwide, Inc. (d)	63,779	784,482
VeriFone Systems, Inc. (d)	20,890	728,852
Verint Systems, Inc. (d)	29,303	1,814,735
Vonage Holdings Corp. (d)	224,850	1,104,013
Western Alliance Bancorp (d)	64,319	1,906,415
WEX, Inc. (d)	5,464	586,615
XPO Logistics, Inc. (d)	45,473	2,067,657

		121,070,643

Total Investments (cost—$164,653,189) (a)—99.1%		206,519,920

Other assets less liabilities—0.9%		1,831,448

Net Assets—100.0%		$208,351,368

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $69,589,630, representing 33.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Security with a value of $961,830, representing 0.5% of net assets.
(c)	Affiliated security.
(d)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	6.4%
Hotels, Restaurants & Leisure	6.4%
Health Care Providers & Services	6.1%
Machinery	5.8%
Software	5.0%
Semiconductors & Semiconductor Equipment	4.9%
Real Estate Investment Trust	3.9%
Health Care Equipment & Supplies	3.6%
Insurance	3.0%
IT Services	2.8%
Pharmaceuticals	2.7%
Food & Staples Retailing	2.7%
Trading Companies & Distributors	2.6%
Textiles, Apparel & Luxury Goods	2.4%
Chemicals	2.2%
Household Durables	1.9%
Building Products	1.9%
Transportation Infrastructure	1.8%
Multi-line Retail	1.6%
Biotechnology	1.6%
Auto Components	1.6%
Electrical Equipment	1.5%
Thrifts & Mortgage Finance	1.4%
Construction & Engineering	1.4%
Air Freight & Logistics	1.4%
Real Estate Management & Development	1.4%
Specialty Retail	1.3%
Diversified Financial Services	1.2%
Food Products	1.2%
Electronic Equipment, Instruments & Components	1.1%
Internet Software & Services	1.0%
Life Sciences Tools & Services	1.0%
Oil, Gas & Consumable Fuels	1.0%
Media	0.9%
Distributors	0.9%
Paper & Forest Products	0.9%
Road & Rail	0.9%
Leisure Products	0.9%
Diversified Telecommunication Services	0.8%
Containers & Packaging	0.8%
Commercial Services & Supplies	0.8%
Technology Hardware, Storage & Peripherals	0.7%
Automobiles	0.7%
Communications Equipment	0.7%
Personal Products	0.6%
Professional Services	0.6%
Capital Markets	0.5%
Industrial Conglomerates	0.5%
Energy Equipment & Services	0.5%
Health Care Technology	0.4%
Leisure Equipment & Products	0.4%
Beverages	0.3%
Aerospace & Defense	0.3%
Metals & Mining	0.2%
Other assets less liabilities	0.9%

100.0%

Schedule of Investments

AllianzGI Health Sciences Fund

March 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—96.8%

Biotechnology—27.3%
Actelion Ltd. (d)	6,730	$776,195
Alexion Pharmaceuticals, Inc. (d)	40,775	7,066,307
Amgen, Inc.	27,585	4,409,462
Avalanche Biotechnologies, Inc. (d)	1,095	44,369
Biogen, Inc. (d)	13,875	5,858,580
Bluebird Bio, Inc. (d)	11,910	1,438,371
Celgene Corp. (d)	34,720	4,002,522
Clovis Oncology, Inc. (d)	25,225	1,872,452
Eagle Pharmaceuticals, Inc. (d)	99,384	4,163,196
Gilead Sciences, Inc. (d)	6,990	685,929
Heron Therapeutics, Inc. (d)	60,320	877,656
Incyte Corp. (d)	48,710	4,464,758
Intercept Pharmaceuticals, Inc. (d)	3,255	917,975
Invitae Corp. (d)	17,060	285,926
Juno Therapeutics, Inc. (d)	14,905	904,137
Karyopharm Therapeutics, Inc. (d)	11,182	342,281
Medivation, Inc. (d)	31,675	4,088,292
Ophthotech Corp. (d)	28,925	1,345,880
Regeneron Pharmaceuticals, Inc. (d)	8,970	4,049,776
Spark Therapeutics, Inc. (d)	17,040	1,320,600
Synageva BioPharma Corp. (d)	10,400	1,014,312
Vertex Pharmaceuticals, Inc. (d)	54,274	6,402,704

		56,331,680

Food & Staples Retailing—2.7%
CVS Health Corp.	31,795	3,281,562
Walgreens Boots Alliance, Inc.	28,465	2,410,416

		5,691,978

Health Care Equipment & Supplies—13.8%
Abaxis, Inc.	24,233	1,553,578
Boston Scientific Corp. (d)	384,570	6,826,117
DexCom, Inc. (d)	34,910	2,176,289
Edwards Lifesciences Corp. (d)	12,290	1,750,833
Inogen, Inc. (d)	24,715	790,633
Medtronic PLC	60,619	4,727,676
Ocular Therapeutix, Inc. (d)	36,715	1,541,479
Smith & Nephew PLC ADR	94,145	3,216,935
Wright Medical Group, Inc. (d)	80,560	2,078,448
Zeltiq Aesthetics, Inc. (d)	51,460	1,586,512
Zimmer Holdings, Inc.	19,100	2,244,632

		28,493,132

Health Care Providers & Services—10.9%
Aetna, Inc.	9,730	1,036,537
Anthem, Inc.	10,180	1,571,894
Cardinal Health, Inc.	29,620	2,673,797
Fresenius Medical Care AG & Co. KGaA	20,485	1,702,749
HCA Holdings, Inc. (d)	47,800	3,595,994
Kindred Healthcare, Inc.	69,000	1,641,510
McKesson Corp.	12,145	2,747,199
UnitedHealth Group, Inc.	63,190	7,474,745

		22,444,425

	Shares	Value*

Health Care Technology—2.0%
Cerner Corp. (d)	55,515	$4,067,029

Life Sciences Tools & Services—3.2%
Agilent Technologies, Inc.	19,000	789,450
Charles River Laboratories International, Inc. (d)	12,820	1,016,498
Illumina, Inc. (d)	4,870	904,067
Quintiles Transnational Holdings, Inc. (d)	60,229	4,033,536

		6,743,551

Pharmaceuticals—36.9%
AbbVie, Inc.	124,865	7,309,597
Actavis PLC (d)	32,470	9,663,721
Bristol-Myers Squibb Co.	50,540	3,259,830
Catalent, Inc. (d)	98,065	3,054,725
Eli Lilly & Co.	42,625	3,096,706
Intersect ENT, Inc. (d)	51,294	1,324,924
Johnson & Johnson (c)	64,605	6,499,263
Mallinckrodt PLC (d)	76,915	9,741,285
Merck & Co., Inc.	102,085	5,867,846
Mylan NV (d)	11,605	688,757
Novartis AG ADR	18,375	1,811,959
Pfizer, Inc.	115,910	4,032,509
Roche Holding AG	9,775	2,686,092
Sanofi ADR	116,765	5,772,862
Shire PLC	80,025	6,379,837
Shire PLC ADR	14,005	3,351,256
UCB S.A.	21,715	1,568,714

		76,109,883

Total Common Stock (cost—$155,121,183)		199,881,678

	Units

WARRANTS—0.0%

Pharmaceuticals—0.0%
Sunesis Pharmaceuticals, Inc.,strike price $2.52, expires 10/6/15 (b)(d) (cost—$125,814)	180,767	57,068

	Principal Amount (000s)

Repurchase Agreements—2.0%
State Street Bank and Trust Co., dated 3/31/15, 0.00%, due 4/1/15, proceeds $4,122,000; collateralized by U.S. Treasury Notes, 2.00%, due 9/30/20, valued at $4,207,625 including accrued interest (cost—$4,122,000)	$4,122	4,122,000

Schedule of Investments

AllianzGI Health Sciences Fund

March 31, 2015 (unaudited) (continued)

	Contracts	Value*

OPTIONS PURCHASED (d)(e)—1.2%

Call Options—1.2%
Amgen, Inc.,
strike price $115.00, expires 1/15/16	224	$1,060,080
strike price $120.00, expires 1/15/16	300	1,290,000

Total Options Purchased (cost—$619,963)		2,350,080

Total Investments (cost—$159,988,960) (a)—100.0%		206,410,826

Other assets less liabilities—0.0%		35,806

Net Assets—100.0%		$206,446,632

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $13,113,587, representing 6.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Security with a value of $57,068, representing less than 0.05% of net assets.
(c)	All or partial amount segregated for the benefit of the counterparty as collateral for options written. There were no open options written outstanding at March 31, 2015, however the Fund had securities segregated as collateral for any transactions in the future.
(d)	Non-income producing.
(e)	Exchange traded-Chicago Board Options Exchange.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—33.0%

Aerospace & Defense—0.8%
Boeing Co.	146,000	$21,911,680

Auto Components—0.7%
Johnson Controls, Inc.	371,400	18,733,416

Automobiles—0.7%
Ford Motor Co.	1,199,700	19,363,158

Banks—0.7%
Wells Fargo & Co.	382,200	20,791,680

Beverages—1.2%
Coca-Cola Co.	412,300	16,718,765
PepsiCo, Inc. (f)	193,600	18,512,032

		35,230,797

Biotechnology—1.8%
Amgen, Inc.	145,000	23,178,250
Biogen, Inc. (f)(g)	17,000	7,178,080
Gilead Sciences, Inc. (f)(g)	219,700	21,559,161

		51,915,491

Chemicals—0.7%
Monsanto Co.	179,600	20,212,184

Communications Equipment—1.0%
Harris Corp. (f)	146,100	11,506,836
QUALCOMM, Inc.	237,700	16,482,118

		27,988,954

Construction & Engineering—0.4%
Fluor Corp.	209,800	11,992,168

Diversified Telecommunication Services—0.6%
Verizon Communications, Inc.	337,800	16,427,214

Electronic Equipment, Instruments & Components—0.8%
Amphenol Corp., Class A	405,000	23,866,650

Energy Equipment & Services—0.8%
Diamond Offshore Drilling, Inc.	110,600	2,962,974
National Oilwell Varco, Inc.	93,000	4,649,070
Schlumberger Ltd.	172,400	14,385,056

		21,997,100

Food & Staples Retailing—2.3%
Costco Wholesale Corp.	151,100	22,890,894
Kroger Co. (f)	268,800	20,606,208
Walgreens Boots Alliance, Inc. (f)	256,400	21,711,952

		65,209,054

Health Care Equipment & Supplies—0.6%
Baxter International, Inc.	247,200	16,933,200

Health Care Providers & Services—0.9%
McKesson Corp.	109,400	24,746,280

	Shares	Value*

Hotels, Restaurants & Leisure—1.3%
McDonald’s Corp. (f)	126,400	$12,316,416
Starbucks Corp. (f)	262,500	24,858,750

		37,175,166

Household Products—0.5%
Procter & Gamble Co.	191,500	15,691,510

Industrial Conglomerates—1.0%
3M Co. (f)	60,600	9,995,970
General Electric Co.	747,300	18,540,513

		28,536,483

Insurance—0.5%
Prudential Financial, Inc. (f)	196,500	15,780,915

Internet & Catalog Retail—0.8%
Amazon.com, Inc. (f)(g)	61,300	22,809,730

Internet Software & Services—1.7%
Alibaba Group Holding Ltd. ADR (g)	98,500	8,199,140
Facebook, Inc., Class A (f)(g)	166,600	13,697,019
Google, Inc., Class A (f)(g)	29,100	16,141,770
Google, Inc., Class C (f)(g)	18,800	10,302,400

		48,340,329

IT Services—1.4%
International Business Machines Corp.	92,200	14,798,100
Unisys Corp. (g)	30,110	698,853
Visa, Inc., Class A (f)	360,000	23,547,600

		39,044,553

Machinery—1.0%
AGCO Corp.	208,700	9,942,468
Deere & Co.	145,600	12,767,664
Joy Global, Inc.	187,200	7,334,496

		30,044,628

Media—1.6%
Comcast Corp., Class A	382,500	21,599,775
Walt Disney Co. (f)	236,900	24,848,441

		46,448,216

Metals & Mining—0.1%
Freeport-McMoRan, Inc.	218,100	4,132,995

Multi-line Retail—0.9%
Target Corp. (f)	314,700	25,827,429

Oil, Gas & Consumable Fuels—0.6%
Apache Corp.	11,404	688,003
Occidental Petroleum Corp.	67,500	4,927,500
Valero Energy Corp. (f)	191,100	12,157,782

		17,773,285

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2015 (unaudited) (continued)

	Shares	Value*

Pharmaceuticals—1.2%
AbbVie, Inc.	177,100	$10,367,434
Bristol-Myers Squibb Co. (f)	377,000	24,316,500

		34,683,934

Road & Rail—0.7%
Union Pacific Corp.	196,100	21,239,591

Semiconductors & Semiconductor Equipment—1.5%
Intel Corp.	660,300	20,647,581
Texas Instruments, Inc.	409,000	23,388,665

		44,036,246

Software—1.6%
Microsoft Corp.	588,300	23,917,337
Oracle Corp.	532,400	22,973,060

		46,890,397

Specialty Retail—0.8%
Home Depot, Inc. (f)	210,800	23,948,988

Technology Hardware, Storage & Peripherals—1.8%
Apple, Inc. (f)	260,900	32,463,787
EMC Corp.	747,500	19,106,100

		51,569,887

Total Common Stock (cost—$1,029,647,102)		951,293,308

	Principal Amount (000s)

CORPORATE BONDS & NOTES—30.9%

Advertising—0.1%
Affinion Group, Inc.,
7.875%, 12/15/18	$3,820	2,406,600

Aerospace & Defense—0.7%
Erickson, Inc.,
8.25%, 5/1/20	5,346	4,340,952
KLX, Inc. (a)(b),
5.875%, 12/1/22	6,595	6,595,000
Kratos Defense & Security Solutions, Inc.,
7.00%, 5/15/19	2,495	2,189,362
TransDigm, Inc.,
7.50%, 7/15/21	7,626	8,236,080

		21,361,394

Airlines—0.2%
United Continental Holdings, Inc.,
6.00%, 7/15/28	4,155	4,170,581

Apparel & Textiles—0.0%
Quiksilver, Inc.,
10.00%, 8/1/20	1,000	717,500

	Principal Amount (000s)	Value*

Auto Components—0.8%
Accuride Corp.,
9.50%, 8/1/18	$3,915	$4,091,175
American Axle & Manufacturing, Inc.,
6.625%, 10/15/22	6,565	7,073,787
Chassix, Inc. (a)(b)(d),
9.25%, 8/1/18	5,110	3,928,313
Commercial Vehicle Group, Inc.,
7.875%, 4/15/19	3,485	3,633,113
Goodyear Tire & Rubber Co.,
8.25%, 8/15/20	4,845	5,147,812

		23,874,200

Auto Manufacturers—0.4%
FCA US LLC,
8.25%, 6/15/21	5,520	6,149,887
Navistar International Corp.,
8.25%, 11/1/21	6,153	6,006,866

		12,156,753

Banks—0.1%
Citigroup, Inc. (e),
5.35%, 5/15/23	3,774	3,670,215

Building Materials—0.2%
Louisiana-Pacific Corp.,
7.50%, 6/1/20	6,035	6,472,538

Chemicals—0.3%
OMNOVA Solutions, Inc.,
7.875%, 11/1/18	3,616	3,683,800
Platform Specialty Products Corp. (a)(b),
6.50%, 2/1/22	4,085	4,289,250

		7,973,050

Coal—0.1%
Arch Coal, Inc.,
9.875%, 6/15/19	3,930	1,179,000
CONSOL Energy, Inc.,
5.875%, 4/15/22	2,530	2,302,300

		3,481,300

Commercial Services—2.2%
Avis Budget Car Rental LLC,
9.75%, 3/15/20	610	667,584
Cambium Learning Group, Inc.,
9.75%, 2/15/17	1,205	1,205,000
Cardtronics, Inc. (a)(b),
5.125%, 8/1/22	2,065	2,049,513
Cenveo Corp.,
6.00%, 8/1/19 (a)(b)	1,095	1,032,038
8.50%, 9/15/22 (a)(b)	1,520	1,288,200
11.50%, 5/15/17	4,205	4,226,025
ExamWorks Group, Inc.,
9.00%, 7/15/19	4,595	4,882,187

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*

Harland Clarke Holdings Corp. (a)(b),
9.25%, 3/1/21	$6,895	$6,714,006
9.75%, 8/1/18	4,190	4,451,875
Hertz Corp.,
6.75%, 4/15/19	3,795	3,937,312
Monitronics International, Inc.,
9.125%, 4/1/20	4,500	4,426,875
RR Donnelley & Sons Co.,
6.00%, 4/1/24	3,195	3,314,813
7.00%, 2/15/22	5,500	6,091,250
SFX Entertainment, Inc. (a)(b),
9.625%, 2/1/19	5,578	5,326,990
United Rentals North America, Inc.,
5.50%, 7/15/25	3,755	3,839,487
8.25%, 2/1/21	4,000	4,340,000
8.375%, 9/15/20	3,725	4,006,424

		61,799,579

Computers—0.1%
Unisys Corp.,
6.25%, 8/15/17	3,615	3,840,938

Containers & Packaging—0.2%
Owens-Brockway Glass Container, Inc. (a)(b),
5.00%, 1/15/22	1,460	1,492,704
Reynolds Group Issuer, Inc.,
9.875%, 8/15/19	3,585	3,858,356
Tekni-Plex, Inc. (a)(b),
9.75%, 6/1/19	1,480	1,598,400

		6,949,460

Distribution/Wholesale—0.6%
H&E Equipment Services, Inc.,
7.00%, 9/1/22	5,240	5,423,400
HD Supply, Inc.,
7.50%, 7/15/20	2,465	2,649,875
11.00%, 4/15/20	5,380	6,119,750
Park-Ohio Industries, Inc.,
8.125%, 4/1/21	3,795	4,060,650

		18,253,675

Diversified Financial Services—1.3%
Ally Financial, Inc.,
8.00%, 3/15/20	2,995	3,579,025
Community Choice Financial, Inc.,
10.75%, 5/1/19	6,035	3,621,000
International Lease Finance Corp.,
8.25%, 12/15/20	3,805	4,642,100
8.75%, 3/15/17	4,035	4,468,762
Nationstar Mortgage LLC,
7.875%, 10/1/20	5,105	5,258,150
9.625%, 5/1/19	4,260	4,568,850
Navient Corp.,
8.45%, 6/15/18	3,920	4,361,000

	Principal Amount (000s)	Value*

Springleaf Finance Corp.,
6.90%, 12/15/17	$2,030	$2,167,025
8.25%, 10/1/23	4,360	4,926,800

		37,592,712

Electric Utilities—0.5%
Calpine Corp.,
5.75%, 1/15/25	6,140	6,209,075
7.875%, 1/15/23 (a)(b)	874	970,315
NRG Energy, Inc.,
6.25%, 5/1/24	6,523	6,604,537

		13,783,927

Electrical Equipment—0.2%
Anixter, Inc.,
5.125%, 10/1/21	1,470	1,515,938
WireCo WorldGroup, Inc.,
9.50%, 5/15/17	4,815	4,345,537

		5,861,475

Electronics—0.4%
Kemet Corp.,
10.50%, 5/1/18	3,065	3,141,625
Viasystems, Inc. (a)(b),
7.875%, 5/1/19	7,155	7,566,413

		10,708,038

Engineering & Construction—0.4%
AECOM (a)(b),
5.875%, 10/15/24	7,270	7,651,675
Dycom Investments, Inc.,
7.125%, 1/15/21	2,405	2,531,263

		10,182,938

Entertainment—0.8%
AMC Entertainment, Inc.,
9.75%, 12/1/20	5,000	5,493,750
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp. (a)(b),
5.375%, 6/1/24	6,055	6,198,806
Cleopatra Finance Ltd. (a)(b),
6.25%, 2/15/22	2,595	2,543,100
Scientific Games International, Inc. (a)(b),
10.00%, 12/1/22	10,000	9,425,000

		23,660,656

Food & Beverage—0.9%
Post Holdings, Inc.,
7.375%, 2/15/22	8,900	9,233,750
SUPERVALU, Inc.,
6.75%, 6/1/21	5,560	5,754,600
8.00%, 5/1/16	2,375	2,535,312
U.S. Foods, Inc.,
8.50%, 6/30/19	7,300	7,683,250

		25,206,912

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*

Healthcare-Products—0.4%
Kinetic Concepts, Inc.,
10.50%, 11/1/18	$6,655	$7,220,675
Teleflex, Inc. (a)(b),
5.25%, 6/15/24	4,820	4,928,450

		12,149,125

Healthcare-Services—2.0%
Community Health Systems, Inc.,
6.875%, 2/1/22	2,500	2,671,875
7.125%, 7/15/20	4,970	5,274,412
8.00%, 11/15/19	5,730	6,102,450
DaVita HealthCare Partners, Inc.,
5.125%, 7/15/24	7,060	7,227,675
Envision Healthcare Corp. (a)(b),
5.125%, 7/1/22	4,370	4,479,250
HCA, Inc.,
7.50%, 2/15/22	7,500	8,765,625
Kindred Healthcare, Inc.,
6.375%, 4/15/22	6,493	6,582,279
8.00%, 1/15/20 (a)(b)	2,890	3,115,781
8.75%, 1/15/23 (a)(b)	2,630	2,893,000
Select Medical Corp.,
6.375%, 6/1/21	1,050	1,044,094
Tenet Healthcare Corp.,
5.00%, 3/1/19 (a)(b)	3,250	3,233,750
8.125%, 4/1/22	5,255	5,806,775

		57,196,966

Home Builders—1.0%
Beazer Homes USA, Inc.,
7.25%, 2/1/23	2,810	2,697,600
9.125%, 5/15/19	2,475	2,577,094
Brookfield Residential Properties, Inc. (a)(b),
6.50%, 12/15/20	8,735	9,171,750
KB Home,
8.00%, 3/15/20	4,835	5,245,975
Standard Pacific Corp.,
5.875%, 11/15/24	2,295	2,369,587
8.375%, 5/15/18	4,650	5,335,875
William Lyon Homes, Inc.,
8.50%, 11/15/20	785	853,688

		28,251,569

Internet—0.8%
Affinion Investments LLC,
13.50%, 8/15/18	3,876	2,402,810
Equinix, Inc.,
5.375%, 1/1/22	2,170	2,273,075
j2 Global, Inc.,
8.00%, 8/1/20	5,380	5,837,300
Mood Media Corp. (a)(b),
9.25%, 10/15/20	1,910	1,652,150
Netflix, Inc. (a)(b),
5.875%, 2/15/25	5,285	5,450,156
Zayo Group LLC,
8.125%, 1/1/20	4,806	5,087,752

		22,703,243

	Principal Amount (000s)	Value*

Iron/Steel—0.4%
AK Steel Corp.,
7.625%, 5/15/20	$1,220	$1,055,300
8.375%, 4/1/22	1,405	1,166,150
8.75%, 12/1/18	1,315	1,405,406
ArcelorMittal,
10.60%, 6/1/19	5,385	6,606,722
Steel Dynamics, Inc. (a)(b),
5.50%, 10/1/24	1,270	1,290,638

		11,524,216

Leisure Time—0.3%
Jarden Corp.,
7.50%, 5/1/17	3,190	3,532,925
NCL Corp. Ltd. (a)(b),
5.25%, 11/15/19	5,615	5,783,450

		9,316,375

Lodging—0.6%
Caesars Entertainment Operating Co., Inc. (d),
11.25%, 6/1/17	975	711,750
MGM Resorts International,
6.625%, 12/15/21	2,500	2,682,813
11.375%, 3/1/18	5,000	6,050,000
Wynn Las Vegas LLC,
5.50%, 3/1/25 (a)(b)	3,230	3,286,525
7.75%, 8/15/20	3,550	3,763,000

		16,494,088

Machinery-Construction & Mining—0.2%
BlueLine Rental Finance Corp. (a)(b),
7.00%, 2/1/19	6,300	6,504,750

Machinery-Diversified—0.2%
Zebra Technologies Corp. (a)(b),
7.25%, 10/15/22	5,435	5,869,800

Media—2.7%
American Media, Inc.,
11.50%, 12/15/17	4,700	4,817,500
Cablevision Systems Corp.,
8.00%, 4/15/20	2,250	2,553,750
8.625%, 9/15/17	4,020	4,532,550
CCOH Safari LLC,
5.75%, 12/1/24	6,750	6,969,375
Clear Channel Worldwide Holdings, Inc.,
6.50%, 11/15/22	6,610	6,990,075
DISH DBS Corp.,
5.875%, 7/15/22	4,400	4,482,500
6.75%, 6/1/21	6,000	6,405,000
Gray Television, Inc.,
7.50%, 10/1/20	6,015	6,360,862
LIN Television Corp. (a)(b),
5.875%, 11/15/22	6,155	6,293,488

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*

McClatchy Co.,
9.00%, 12/15/22	$7,035	$6,823,950
McGraw-Hill Global Education Holdings LLC,
9.75%, 4/1/21	4,935	5,477,850
Mediacom Broadband LLC,
6.375%, 4/1/23	2,700	2,848,500
Nexstar Broadcasting, Inc.,
6.875%, 11/15/20	6,220	6,593,200
Postmedia Network, Inc.,
12.50%, 7/15/18	2,980	3,129,000
Sinclair Television Group, Inc.,
6.375%, 11/1/21	3,290	3,495,625

		77,773,225

Mining—0.3%
Alcoa, Inc.,
5.90%, 2/1/27	2,310	2,549,251
HudBay Minerals, Inc.,
9.50%, 10/1/20	3,385	3,537,325
Thompson Creek Metals Co., Inc.,
7.375%, 6/1/18	2,595	2,069,513
12.50%, 5/1/19	437	378,005

		8,534,094

Miscellaneous Manufacturing—0.2%
Bombardier, Inc. (a)(b),
6.00%, 10/15/22	5,345	5,044,344
Gates Global LLC (a)(b),
6.00%, 7/15/22	1,260	1,195,425

		6,239,769

Oil, Gas & Consumable Fuels—3.0%
American Energy-Permian Basin LLC (a)(b),
7.375%, 11/1/21	5,000	3,825,000
BreitBurn Energy Partners L.P.,
7.875%, 4/15/22	1,870	1,355,750
8.625%, 10/15/20	3,025	2,253,625
Calumet Specialty Products Partners L.P. (a)(b),
6.50%, 4/15/21	5,575	5,435,625
Carrizo Oil & Gas, Inc.,
8.625%, 10/15/18	4,995	5,232,262
Chesapeake Energy Corp.,
6.625%, 8/15/20	6,055	6,282,062
Concho Resources, Inc.,
7.00%, 1/15/21	3,170	3,336,425
CVR Refining LLC,
6.50%, 11/1/22	3,375	3,391,875
Energy XXI Gulf Coast, Inc.,
6.875%, 3/15/24 (a)(b)	3,120	1,092,000
9.25%, 12/15/17	5,110	3,474,800
EP Energy LLC,
9.375%, 5/1/20	5,685	5,976,356

	Principal Amount (000s)	Value*

Freeport-McMoran Oil & Gas LLC,
6.50%, 11/15/20	$3,257	$3,464,634
Hercules Offshore, Inc. (a)(b),
6.75%, 4/1/22	4,295	1,181,125
8.75%, 7/15/21	6,590	1,944,050
Laredo Petroleum, Inc.,
7.375%, 5/1/22	2,490	2,598,938
9.50%, 2/15/19	4,000	4,190,000
Linn Energy LLC,
6.50%, 9/15/21	2,940	2,293,200
Northern Oil and Gas, Inc.,
8.00%, 6/1/20	2,985	2,664,113
Offshore Group Investment Ltd.,
7.50%, 11/1/19	1,740	1,000,500
Pioneer Energy Services Corp.,
6.125%, 3/15/22	2,530	1,986,050
Rice Energy, Inc.,
6.25%, 5/1/22	5,045	4,944,100
Sanchez Energy Corp.,
6.125%, 1/15/23	4,820	4,356,075
Sunoco L.P. (a)(b)(c),
6.375%, 4/1/23	3,730	3,851,225
Ultra Petroleum Corp. (a)(b),
6.125%, 10/1/24	1,210	1,043,625
United Refining Co.,
10.50%, 2/28/18	2,048	2,160,640
Vanguard Natural Resources LLC,
7.875%, 4/1/20	7,305	6,720,600

		86,054,655

Paper & Forest Products—0.2%
Mercer International, Inc.,
7.75%, 12/1/22	4,140	4,409,100

Pharmaceuticals—0.8%
Endo Finance LLC (a)(b),
5.375%, 1/15/23	4,015	4,015,000
7.00%, 12/15/20	4,000	4,185,000
Omnicare, Inc.,
5.00%, 12/1/24	3,430	3,601,500
Valeant Pharmaceuticals International, Inc. (a)(b),
7.50%, 7/15/21	6,000	6,511,860
VRX Escrow Corp. (a)(b),
6.125%, 4/15/25	4,530	4,705,537

		23,018,897

Pipelines—0.4%
Energy Transfer Equity L.P.,
5.875%, 1/15/24	3,314	3,512,840
Sabine Pass Liquefaction LLC,
5.75%, 5/15/24	4,148	4,189,480
Tesoro Logistics L.P.,
6.125%, 10/15/21	2,715	2,810,025
6.25%, 10/15/22 (a)(b)	575	598,000

		11,110,345

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*

Real Estate—0.2%
Kennedy-Wilson, Inc.,
5.875%, 4/1/24	$5,458	$5,485,290

Real Estate Investment Trust—0.1%
iStar Financial, Inc.,
7.125%, 2/15/18	3,805	4,066,594

Retail—1.3%
Brown Shoe Co., Inc.,
7.125%, 5/15/19	4,172	4,344,095
Claire’s Stores, Inc. (a)(b),
9.00%, 3/15/19	3,930	3,586,125
Conn’s, Inc. (a)(b),
7.25%, 7/15/22	4,945	4,475,225
Family Tree Escrow LLC (a)(b),
5.75%, 3/1/23	6,370	6,720,350
Neiman Marcus Group Ltd. LLC (a)(b),
8.00%, 10/15/21	6,810	7,252,650
Rite Aid Corp.,
8.00%, 8/15/20	4,500	4,786,875
9.25%, 3/15/20	3,000	3,315,000
Sonic Automotive, Inc.,
7.00%, 7/15/22	3,340	3,657,300

		38,137,620

Semiconductors—1.1%
Advanced Micro Devices, Inc.,
6.75%, 3/1/19	2,515	2,452,125
7.00%, 7/1/24	2,000	1,735,000
7.50%, 8/15/22	1,670	1,607,375
Amkor Technology, Inc.,
6.375%, 10/1/22	6,010	6,220,350
Freescale Semiconductor, Inc. (a)(b),
6.00%, 1/15/22	6,500	7,068,750
Micron Technology, Inc.,
5.875%, 2/15/22	6,400	6,779,264
Sensata Technologies BV (a)(b),
5.625%, 11/1/24	5,020	5,365,125

		31,227,989

Shipbuilding—0.2%
Huntington Ingalls Industries, Inc. (a)(b),
5.00%, 12/15/21	4,845	5,063,025

Software—0.8%
Activision Blizzard, Inc. (a)(b),
6.125%, 9/15/23	3,770	4,118,725
BCP Singapore VI Cayman Financing Co., Ltd. (a)(b),
8.00%, 4/15/21	585	577,688

	Principal Amount (000s)	Value*

First Data Corp.,
7.375%, 6/15/19 (a)(b)	$500	$523,750
10.625%, 6/15/21	3,250	3,713,125
12.625%, 1/15/21	2,585	3,069,687
MSCI, Inc. (a)(b),
5.25%, 11/15/24	6,620	6,859,975
Open Text Corp. (a)(b),
5.625%, 1/15/23	5,145	5,350,800

		24,213,750

Telecommunications—2.8%
CenturyLink, Inc.,
6.75%, 12/1/23	2,000	2,210,000
Cincinnati Bell, Inc.,
8.375%, 10/15/20	530	566,438
8.75%, 3/15/18	2,165	2,221,831
Consolidated Communications, Inc.,
6.50%, 10/1/22 (a)(b)	3,590	3,643,850
10.875%, 6/1/20	4,105	4,654,044
EarthLink Holdings Corp.,
7.375%, 6/1/20	3,210	3,306,300
8.875%, 5/15/19	3,245	3,358,575
Hughes Satellite Systems Corp.,
7.625%, 6/15/21	6,890	7,604,837
Intelsat Jackson Holdings S.A.,
5.50%, 8/1/23	3,500	3,320,625
7.25%, 4/1/19	5,005	5,206,451
Level 3 Financing, Inc.,
8.625%, 7/15/20	5,000	5,443,750
Sprint Communications, Inc.,
6.00%, 11/15/22	3,925	3,743,469
11.50%, 11/15/21	4,360	5,286,500
Sprint Corp.,
7.125%, 6/15/24	2,250	2,216,250
T-Mobile USA, Inc.,
6.625%, 11/15/20	3,205	3,361,244
6.625%, 4/1/23	4,000	4,210,000
6.836%, 4/28/23	6,405	6,765,281
West Corp. (a)(b),
5.375%, 7/15/22	4,935	4,851,722
Windstream Corp.,
7.50%, 6/1/22	2,500	2,421,875
7.50%, 4/1/23	2,125	2,040,000
7.875%, 11/1/17	3,000	3,262,500

		79,695,542

Transportation—0.3%
Quality Distribution LLC,
9.875%, 11/1/18	1,973	2,076,583
XPO Logistics, Inc. (a)(b),
7.875%, 9/1/19	5,790	6,144,637

		8,221,220

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*

Utilities—0.1%
TerraForm Power Operating LLC (a)(b),
5.875%, 2/1/23	$3,560	$3,702,400

Total Corporate Bonds & Notes (cost—$916,182,506)		891,088,088

CONVERTIBLE BONDS—24.7%

Apparel & Textiles—0.3%
Iconix Brand Group, Inc.,
1.50%, 3/15/18	5,030	5,998,275
2.50%, 6/1/16	1,440	1,683,900

		7,682,175

Auto Manufacturers—1.1%
Fiat Chrysler Automobiles NV,
7.875%, 12/15/16	9,880	13,634,400
Tesla Motors, Inc.,
0.25%, 3/1/19	5,995	5,283,094
1.25%, 3/1/21	13,665	11,512,762

		30,430,256

Biotechnology—1.8%
Aegerion Pharmaceuticals, Inc. (a)(b),
2.00%, 8/15/19	5,500	5,125,312
BioMarin Pharmaceutical, Inc.,
0.75%, 10/15/18	4,880	7,286,450
1.50%, 10/15/20	2,025	3,076,734
Gilead Sciences, Inc.,
1.625%, 5/1/16	1,945	8,382,960
Illumina, Inc. (a)(b),
zero coupon, 6/15/19	4,000	4,435,000
0.50%, 6/15/21	15,200	17,584,500
Medicines Co.,
1.375%, 6/1/17	2,440	2,905,125
Sequenom, Inc.,
5.00%, 10/1/17	930	973,013
Theravance, Inc.,
2.125%, 1/15/23	1,360	1,160,250

		50,929,344

Commercial Services—0.3%
Huron Consulting Group, Inc. (a)(b),
1.25%, 10/1/19	7,980	8,817,900

Computers—0.6%
Brocade Communications Systems, Inc. (a)(b),
1.375%, 1/1/20	7,085	7,470,247
SanDisk Corp.,
0.50%, 10/15/20	10,845	10,939,894

		18,410,141

Distribution/Wholesale—0.3%
WESCO International, Inc.,
6.00%, 9/15/29	2,995	7,414,497

	Principal Amount (000s)	Value*

Diversified Financial Services—0.2%
Encore Capital Group, Inc.,
2.875%, 3/15/21	$6,960	$6,612,000

Energy-Alternate Sources—0.3%
SolarCity Corp. (a)(b),
1.625%, 11/1/19	8,520	7,582,800

Health Care Providers & Services—0.2%
Brookdale Senior Living, Inc.,
2.75%, 6/15/18	3,555	4,950,338

Healthcare-Products—0.9%
Cepheid,
1.25%, 2/1/21	3,625	4,039,609
Hologic, Inc.,
zero coupon, 12/15/43	7,495	8,820,678
2.00%, 12/15/37	2,410	3,553,244
NuVasive, Inc.,
2.75%, 7/1/17	6,135	7,691,756
Wright Medical Group, Inc. (a)(b),
2.00%, 2/15/20	2,855	3,024,516

		27,129,803

Healthcare-Services—1.1%
Anthem, Inc.,
2.75%, 10/15/42	9,200	19,049,750
Molina Healthcare, Inc.,
1.125%, 1/15/20	7,025	11,854,688

		30,904,438

Home Builders—0.8%
KB Home,
1.375%, 2/1/19	5,375	5,166,719
Lennar Corp. (a)(b),
3.25%, 11/15/21	4,905	10,953,478
Ryland Group, Inc.,
0.25%, 6/1/19	1,705	1,668,769
1.625%, 5/15/18	2,875	4,542,500

		22,331,466

Insurance—0.8%
Fidelity National Financial, Inc.,
4.25%, 8/15/18	4,695	9,478,031
MGIC Investment Corp.,
5.00%, 5/1/17	4,810	5,351,125
Radian Group, Inc.,
2.25%, 3/1/19	5,400	8,683,875

		23,513,031

Internet—3.8%
Ctrip.com International Ltd.,
1.25%, 10/15/18	6,305	6,616,309
LinkedIn Corp. (a)(b),
0.50%, 11/1/19	11,605	12,758,305

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*

Priceline Group, Inc.,
0.35%, 6/15/20	$10,775	$12,350,844
0.90%, 9/15/21 (a)(b)	2,180	2,109,150
1.00%, 3/15/18	2,995	4,011,428
Qihoo 360 Technology Co., Ltd.,
2.50%, 9/15/18	5,095	4,849,803
SINA Corp.,
1.00%, 12/1/18	6,445	5,881,062
Twitter, Inc. (a)(b),
0.25%, 9/15/19	4,920	4,855,425
1.00%, 9/15/21	9,690	9,471,975
VeriSign, Inc.,
4.136%, 8/15/37	6,275	12,475,484
WebMD Health Corp.,
1.50%, 12/1/20	2,970	3,146,344
2.50%, 1/31/18	6,075	6,204,094
Yahoo!, Inc.,
zero coupon, 12/1/18	15,765	17,085,319
YY, Inc. (b),
2.25%, 4/1/19	7,795	7,171,400

		108,986,942

Iron/Steel—0.1%
United States Steel Corp.,
2.75%, 4/1/19	1,215	1,474,706

Leisure Time—0.6%
Jarden Corp.,
1.125%, 3/15/34	8,485	10,118,362
1.875%, 9/15/18	4,020	6,906,863

		17,025,225

Lodging—0.3%
MGM Resorts International,
4.25%, 4/15/15	7,375	8,407,500

Machinery-Diversified—0.1%
Chart Industries, Inc.,
2.00%, 8/1/18	3,165	3,060,159

Media—0.4%
Liberty Media Corp.,
1.375%, 10/15/23	12,025	12,062,578

Miscellaneous Manufacturing—0.1%
Trinity Industries, Inc.,
3.875%, 6/1/36	2,230	3,495,525

Oil, Gas & Consumable Fuels—0.9%
Cheniere Energy, Inc.,
4.25%, 3/15/45	9,120	7,586,700
Chesapeake Energy Corp.,
2.50%, 5/15/37	2,445	2,354,841
Cobalt International Energy, Inc.,
2.625%, 12/1/19	7,050	5,133,281
3.125%, 5/15/24	4,900	3,635,187

	Principal Amount (000s)	Value*

Energy XXI Ltd.,
3.00%, 12/15/18	$7,835	$2,330,913
Stone Energy Corp.,
1.75%, 3/1/17	5,735	5,197,344

		26,238,266

Pharmaceuticals—0.9%
Herbalife Ltd. (a),
2.00%, 8/15/19	9,350	7,719,641
Jazz Investments I Ltd. (a)(b),
1.875%, 8/15/21	6,810	7,959,187
Omnicare, Inc.,
3.50%, 2/15/44	9,685	11,833,859

		27,512,687

Real Estate Investment Trust—0.6%
iStar Financial, Inc.,
1.50%, 11/15/16 (a)(b)	4,510	4,456,444
3.00%, 11/15/16	3,085	3,661,509
Redwood Trust, Inc.,
4.625%, 4/15/18	2,000	1,988,750
Starwood Property Trust, Inc.,
4.55%, 3/1/18	6,610	7,291,656

		17,398,359

Semiconductors—4.6%
GT Advanced Technologies, Inc. (d),
3.00%, 10/1/17	2,860	929,500
Intel Corp.,
3.25%, 8/1/39	8,850	13,988,575
Lam Research Corp.,
0.50%, 5/15/16	3,290	3,970,619
1.25%, 5/15/18	6,360	8,391,225
Microchip Technology, Inc.,
1.625%, 2/15/25 (a)(b)	9,160	9,555,025
2.125%, 12/15/37	5,320	10,423,875
Micron Technology, Inc.,
3.00%, 11/15/43	16,672	18,516,340
Novellus Systems, Inc.,
2.625%, 5/15/41	3,370	6,897,969
NVIDIA Corp.,
1.00%, 12/1/18	9,410	11,139,087
NXP Semiconductors NV (a)(b),
1.00%, 12/1/19	9,385	11,226,806
ON Semiconductor Corp.,
2.625%, 12/15/26	7,790	10,000,413
SunEdison, Inc.,
0.25%, 1/15/20 (a)(b)	12,845	13,816,403
2.00%, 10/1/18	3,485	6,009,447
Xilinx, Inc.,
2.625%, 6/15/17	6,195	9,199,575

		134,064,859

Software—2.5%
Akamai Technologies, Inc.,
zero coupon, 2/15/19	12,525	13,519,235

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*

Allscripts Healthcare Solutions, Inc.,
1.25%, 7/1/20	$5,200	$5,131,750
Citrix Systems, Inc. (a)(b),
0.50%, 4/15/19	10,500	11,064,375
Red Hat, Inc. (a)(b),
0.25%, 10/1/19	4,575	5,687,297
Salesforce.com, Inc.,
0.25%, 4/1/18	14,285	17,142,000
ServiceNow, Inc.,
zero coupon, 11/1/18	8,925	11,016,797
Verint Systems, Inc.,
1.50%, 6/1/21	1,400	1,636,250
Workday, Inc.,
0.75%, 7/15/18	4,995	6,009,609

		71,207,313

Telecommunications—0.9%
Ciena Corp.,
0.875%, 6/15/17	5,465	5,447,922
3.75%, 10/15/18 (a)(b)	2,910	3,581,119
Ixia,
3.00%, 12/15/15	3,385	3,412,503
JDS Uniphase Corp.,
0.625%, 8/15/33	10,315	10,721,153
Palo Alto Networks, Inc. (a)(b),
zero coupon, 7/1/19	2,410	3,468,894

		26,631,591

Transportation—0.2%
Hornbeck Offshore Services, Inc.,
1.50%, 9/1/19	4,860	3,918,375
Scorpio Tankers, Inc. (a)(b),
2.375%, 7/1/19	2,525	2,621,266

		6,539,641

Total Convertible Bonds (cost—$723,188,480)		710,813,540

	Shares

CONVERTIBLE PREFERRED STOCK—7.5%

Aerospace & Defense—0.4%
United Technologies Corp.,
7.50%	193,270	11,893,836

Automobiles—0.2%
Goldman Sachs Group, Inc. (General Motors Co.) (i),
8.00%, 12/17/15	144,000	5,020,560

Banks—0.9%
Bank of America Corp., Ser. L (e),
7.25%	4,415	5,108,155
JPMorgan Chase & Co. (Bank of America Corp.) (i),
8.00%, 9/18/15	536,300	7,958,692

	Shares	Value*

Wells Fargo & Co., Ser. L (e),
7.50%	10,570	$12,927,110

		25,993,957

Diversified Telecommunication Services—0.1%
Intelsat S.A., Ser. A,
5.75%, 5/1/16	43,650	1,514,109

Electric Utilities—0.3%
Exelon Corp.,
6.50%, 6/1/17	205,550	10,000,007

Food Products—1.0%
Post Holdings, Inc. (a)(b)(e),
2.50%	110,675	10,306,610
Tyson Foods, Inc.,
4.75%, 7/15/17	230,490	11,174,155
Wells Fargo & Co. (Archer Daniels-Midland Co.) (i),
8.00%, 8/28/15	173,000	7,904,370

		29,385,135

Health Care Equipment & Supplies—0.4%
Credit Suisse AG (Medtronic) (i),
8.00%, 6/23/15	177,000	12,345,750

Health Care Providers & Services—0.3%
Goldman Sachs Group, Inc. (Laboratory Corp. of America Holdings) (i),
8.00%, 3/31/16	36,500	4,614,585
JPMorgan Chase & Co. (HCA Holding, Inc.) (i),
8.00%, 5/5/15	55,600	3,432,188

		8,046,773

Independent Power Producers & Energy Traders—0.3%
Dynegy, Inc., Ser. A,
5.375%, 11/1/17	68,515	7,478,412

Iron/Steel—0.2%
ArcelorMittal,
6.00%, 1/15/16	321,315	4,905,066

Machinery—0.4%
Stanley Black & Decker, Inc.,
4.75%, 11/17/15	71,900	9,693,558
6.25%, UNIT (g)	29,675	3,342,295

		13,035,853

Metals & Mining—0.3%
Alcoa, Inc., Ser. 1,
5.375%, 10/1/17	167,215	7,330,706

Oil, Gas & Consumable Fuels—0.6%
Chesapeake Energy Corp. (a)(b)(e),
5.75%	13,150	11,465,156
Southwestern Energy Co., Ser. B,
6.25%	97,370	4,906,475

		16,371,631

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2015 (unaudited) (continued)

	Shares	Value*

Pharmaceuticals—0.8%
Actavis PLC, Ser. A,
5.50%, 3/1/18	22,685	$23,450,619

Real Estate Investment Trust—1.0%
American Tower Corp.,
5.25%, 5/15/17, Ser. A	93,840	9,703,056
5.50%, 2/15/18	73,555	7,298,863
Crown Castle International Corp., Ser. A,
4.50%, 11/1/16	96,230	10,087,791
Felcor Lodging Trust, Inc., Ser. A (e),
1.95%	120,000	3,138,000

		30,227,710

Wireless Telecommunication Services—0.3%
T-Mobile U.S., Inc.,
5.50%, 12/15/17	125,835	7,381,481

Total Convertible Preferred Stock (cost—$223,669,424)		214,381,605

	Principal Amount (000s)
Repurchase Agreements—3.1%
State Street Bank and Trust Co., dated 3/31/15, 0.00%, due 4/1/15, proceeds $89,057,000; collateralized by U.S. Treasury Notes, 2.00%, due 9/30/20, valued at $90,838,519 including accrued interest (cost—$89,057,000)	$89,057	89,057,000

Total Investments, before options written (cost—$2,981,744,512)—99.2%		2,856,633,541

	Contracts

OPTIONS WRITTEN (g)(h)—(0.0)%

Call Options—(0.0)%
3M Co.,
strike price $167.50, expires 4/17/15	305	(34,313)
Amazon.com, Inc.,
strike price $402.50, expires 4/17/15	365	(19,162)
Apple, Inc.,
strike price $134.00, expires 4/17/15	1,305	(28,058)
Biogen, Inc.,
strike price $467.50, expires 4/17/15	30	(2,925)
Bristol-Myers Squibb Co.,
strike price $68.50, expires 4/17/15	1,890	(29,295)

	Contracts	Value*

Facebook, Inc.,
strike price $87.50, expires 4/17/15	1,000	$(21,000)
Gilead Sciences, Inc.,
strike price $108.00, expires 4/17/15	1,100	(11,550)
Google, Inc.,
strike price $605.00, expires 4/17/15	335	(20,387)
Home Depot, Inc.,
strike price $118.00, expires 4/17/15	1,265	(51,233)
Kroger Co.,
strike price $80.00, expires 4/17/15	670	(13,400)
McDonald’s Corp.,
strike price $103.00, expires 4/17/15	885	(13,275)
PepsiCo, Inc.,
strike price $100.00, expires 4/17/15	970	(25,705)
Prudential Financial, Inc.,
strike price $87.50, expires 4/17/15	95	(1,235)
Starbucks Corp.,
strike price $99.00, expires 4/17/15	1,310	(30,785)
Target Corp.,
strike price $82.50, expires 4/17/15	1,575	(159,075)
Valero Energy Corp.,
strike price $66.00, expires 4/17/15	1,335	(88,110)
Visa, Inc.,
strike price $70.00, expires 4/17/15	2,160	(14,040)
Walgreens Boots Alliance, Inc.,
strike price $95.00, expires 4/17/15	1,540	(36,960)
Walt Disney Co.,
strike price $110.00, expires 4/17/15	1,185	(27,255)

Total Options Written (premiums received—$964,498)		(627,763)

Total Investments, net of options written (cost—$2,980,780,014)—99.2%		2,856,005,778

Other assets less other liabilities—0.8%		24,366,369

Net Assets—100.0%		$2,880,372,147

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $454,123,980, representing 15.8% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	When-issued or delayed-delivery. To be settled/delivered after March 31, 2015.
(d)	In default.
(e)	Perpetual maturity. The date shown, if any, is the next call date. For Corporate Bonds & Notes the interest rate is fixed until the first call date and variable thereafter.

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2015 (unaudited) (continued)

(f)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(g)	Non-income producing.
(h)	Exchange traded-Chicago Board Options Exchange.
(i)	Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.
(j)	Transactions in options written for the nine months ended March 31, 2015:

	Contracts	Premiums
Options outstanding, June 30, 2014	14,365	$967,870
Options written	162,040	9,617,077
Options terminated in closing transactions	(71,819)	(4,302,944)
Options expired	(85,266)	(5,317,505)

Options outstanding, March 31, 2015	19,320	$964,498

Glossary:

ADR—American Depositary Receipt

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI International Managed Volatility Fund

March 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—98.0%

Australia—9.6%
AGL Energy Ltd.	107,178	$1,240,808
Amcor Ltd.	61,279	652,925
APA Group	72,336	497,534
Coca-Cola Amatil Ltd.	47,619	389,873
CSL Ltd.	4,310	301,538
Domino’s Pizza Enterprises Ltd.	10,744	303,034
Flight Centre Travel Group Ltd.	25,265	760,418
Insurance Australia Group Ltd.	61,258	283,562
JB Hi-Fi Ltd.	56,732	804,643
Nufarm Ltd.	38,685	195,205
Primary Health Care Ltd.	59,122	247,065
Qantas Airways Ltd. (e)	152,243	361,106
Recall Holdings Ltd.	35,133	206,717
Scentre Group REIT	77,352	219,744
Seven West Media Ltd.	184,478	187,397
Sonic Healthcare Ltd.	15,349	238,460
Tabcorp Holdings Ltd.	59,645	214,901
Transpacific Industries Group Ltd.	431,504	261,281
Westfield Corp. REIT	81,660	591,799
Woodside Petroleum Ltd.	10,344	271,002

		8,229,012

Belgium—0.6%
Ageas	13,601	488,446

China—1.0%
Anhui Conch Cement Co., Ltd., Class H	114,500	432,380
Jiangsu Expressway Co., Ltd., Class H	304,000	411,351

		843,731

Denmark—0.9%
H Lundbeck A/S (e)	10,861	228,789
Sydbank A/S	7,580	237,273
TDC A/S	41,925	300,391

		766,453

France—8.4%
Dassault Systemes	21,587	1,460,887
Edenred	20,636	514,866
Eutelsat Communications S.A.	24,087	798,995
Neopost S.A.	4,853	266,910
Numericable-SFR SAS (e)	5,551	302,853
SCOR SE	46,927	1,582,740
SES S.A.	63,385	2,247,011

		7,174,262

Germany—8.9%
Deutsche Annington Immobilien SE	24,613	829,400
Fresenius Medical Care AG & Co. KGaA	28,326	2,354,506
Fresenius SE & Co. KGaA	8,153	486,053
HUGO BOSS AG (d)	1,679	203,984
Kabel Deutschland Holding AG (e)	4,307	559,083

	Shares	Value*

MAN SE	19,391	$2,041,272
Rhoen Klinikum AG	46,259	1,148,487

		7,622,785

Hong Kong—14.7%
Cathay Pacific Airways Ltd.	160,000	369,835
Cheung Kong Infrastructure Holdings Ltd.	100,000	860,812
CLP Holdings Ltd.	182,000	1,587,180
Esprit Holdings Ltd.	587,600	596,822
Hang Seng Bank Ltd.	45,600	822,371
HKT Trust & HKT Ltd	180,000	232,179
Hongkong Land Holdings Ltd.	157,800	1,191,390
Hysan Development Co., Ltd.	67,000	292,385
Jardine Matheson Holdings Ltd.	18,600	1,175,357
Kerry Properties Ltd.	86,000	298,528
Li & Fung Ltd.	500,000	488,220
Lifestyle International Holdings Ltd.	286,500	510,719
Link REIT	36,500	224,468
MTR Corp. Ltd.	92,500	438,766
PCCW Ltd.	538,000	328,758
Power Assets Holdings Ltd.	38,000	386,186
Swire Pacific Ltd., Class A	23,500	318,682
Techtronic Industries Co., Ltd.	341,000	1,154,034
VTech Holdings Ltd.	59,500	849,600
Yue Yuen Industrial Holdings Ltd.	115,000	409,148

		12,535,440

Ireland—0.3%
James Hardie Industries PLC	21,903	253,370

Israel—4.3%
Bank Hapoalim BM	62,301	299,566
Bank Leumi Le-Israel BM (e)	327,231	1,213,459
Bezeq The Israeli Telecommunication Corp., Ltd.	453,045	843,634
Israel Chemicals Ltd.	91,569	650,348
Mizrahi Tefahot Bank Ltd. (e)	46,304	469,884
Teva Pharmaceutical Industries Ltd.	3,809	238,052

		3,714,943

Japan—19.1%
ABC-Mart, Inc.	10,500	614,096
ANA Holdings, Inc.	93,000	248,977
Aozora Bank Ltd.	75,000	265,842
Bandai Namco Holdings, Inc.	22,200	432,101
Canon, Inc.	12,000	424,575
Coca-Cola West Co., Ltd.	19,200	317,244
Don Quijote Holdings Co., Ltd.	5,500	447,085
FamilyMart Co., Ltd.	14,000	586,578
Hikari Tsushin, Inc.	4,500	291,445
HIS Co., Ltd.	7,300	256,352
Kenedix Office Investment Corp. REIT	40	219,480
Kewpie Corp.	18,900	459,881
Lawson, Inc.	22,200	1,538,902
Mitsui Engineering & Shipbuilding Co., Ltd.	130,000	221,647

Schedule of Investments

AllianzGI International Managed Volatility Fund

March 31, 2015 (unaudited) (continued)

	Shares	Value*

Mitsui OSK Lines Ltd.	63,000	$213,676
Nippon Prologis REIT, Inc. REIT	98	215,734
Onward Holdings Co., Ltd.	43,000	299,944
Oriental Land Co., Ltd.	8,400	636,032
Osaka Gas Co., Ltd.	123,000	514,358
Otsuka Corp.	13,500	575,305
Otsuka Holdings Co., Ltd.	8,500	265,911
Sankyo Co., Ltd.	21,300	756,503
Sanrio Co., Ltd.	9,800	261,785
Sawai Pharmaceutical Co., Ltd.	4,600	272,401
Sega Sammy Holdings, Inc.	16,200	236,041
Seiko Epson Corp.	11,600	205,452
Shimamura Co., Ltd.	3,500	324,173
Shiseido Co., Ltd.	45,900	814,268
Square Enix Holdings Co., Ltd.	23,600	504,990
Sumitomo Dainippon Pharma Co., Ltd.	17,600	208,458
Suntory Beverage & Food Ltd.	14,000	599,467
Taiheiyo Cement Corp.	71,000	216,784
Takeda Pharmaceutical Co., Ltd.	12,700	633,957
Towa Pharmaceutical Co., Ltd.	3,800	217,237
TS Tech Co., Ltd.	7,400	199,543
Tsuruha Holdings, Inc.	4,700	359,792
United Urban Investment Corp. REIT	193	300,871
Yahoo Japan Corp.	59,900	247,069
Yamazaki Baking Co., Ltd.	28,000	504,514
Zenkoku Hosho Co., Ltd.	9,800	367,109

		16,275,579

Jersey, Channel Islands—0.5%
Centamin PLC	479,380	407,784

Luxembourg—0.5%
Altice S.A. (e)	4,165	451,649

Netherlands—4.1%
Koninklijke DSM NV	19,783	1,102,594
Nutreco NV	8,674	422,034
Reed Elsevier NV	23,914	595,880
Ziggo NV (c)(e)	26,757	1,381,270

		3,501,778

New Zealand—1.4%
Auckland International Airport Ltd.	78,275	262,918
Sky Network Television Ltd.	143,970	635,255
SKYCITY Entertainment Group Ltd.	83,126	254,421

		1,152,594

Singapore—10.4%
Ascendas Real Estate Investment Trust REIT	115,000	216,917
CapitaCommercial Trust REIT	558,500	718,907
CapitaMall Trust REIT	596,800	955,427
ComfortDelGro Corp., Ltd.	519,100	1,093,544
DBS Group Holdings Ltd.	19,200	284,695

	Shares	Value*

Hutchison Port Holdings Trust UNIT	1,571,100	$1,090,587
Keppel Corp., Ltd.	45,000	294,842
Singapore Airlines Ltd.	157,900	1,374,763
Singapore Exchange Ltd.	52,000	308,327
Singapore Post Ltd.	261,000	372,716
Singapore Press Holdings Ltd.	383,100	1,169,433
StarHub Ltd.	255,400	809,681
Suntec Real Estate Investment Trust REIT	173,000	233,645

		8,923,484

Spain—0.9%
Viscofan S.A.	12,184	744,424

Sweden—1.2%
Autoliv, Inc. SDR	1,936	228,750
Meda AB, Class A	37,679	595,371
Modern Times Group MTG AB, Class B	7,532	230,658

		1,054,779

Switzerland—2.3%
Helvetia Holding AG	424	228,146
Partners Group Holding AG	867	258,476
PSP Swiss Property AG (e)	4,514	425,434
Swisscom AG	1,853	1,074,536

		1,986,592

United Kingdom—8.9%
Admiral Group PLC	32,257	730,384
BP PLC	43,719	283,393
GlaxoSmithKline PLC	18,267	420,505
Hikma Pharmaceuticals PLC	19,218	604,863
Imperial Tobacco Group PLC	8,734	383,128
Merlin Entertainments PLC (a)	63,130	413,305
Next PLC	2,668	277,468
Pennon Group PLC	47,799	583,827
Randgold Resources Ltd.	22,324	1,547,550
RSA Insurance Group PLC	196,665	1,225,817
Serco Group PLC	181,308	370,885
SSE PLC	33,853	751,297

		7,592,422

Total Common Stock (cost—$78,638,194)		83,719,527

RIGHTS—0.1%

United Kingdom—0.1%
Serco Group PLC, exercise price GBP 1.01,expires 4/16/15 (e) (cost—$86,482)	181,308	110,270

Schedule of Investments

AllianzGI International Managed Volatility Fund

March 31, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—1.3%
State Street Bank and Trust Co., dated 3/31/15, 0.00%, due 4/1/15, proceeds $1,083,000; collateralized by U.S. Treasury Notes, 1.75%, due 10/31/20, valued at $1,105,344 including accrued interest (cost—$1,083,000)	$1,083	$1,083,000

Total Investments (cost—$79,807,676) (b)—99.4%		84,912,797

Other assets less liabilities—0.6%		508,365

Net Assets—100.0%		$85,421,162

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $75,379,894, representing 88.2% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Security with a value of $1,381,270, representing 1.6% of net assets.
(d)	Affiliated security.
(e)	Non-income producing.

Glossary:

GBP—Great British Pound

REIT—Real Estate Investment Trust

SDR—Swedish Depository Receipt

UNIT—More than one class of securities traded together.

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Media	8.4%
Insurance	5.4%
Health Care Providers & Services	5.3%
Diversified Telecommunication Services	4.8%
Real Estate Investment Trust	4.8%
Pharmaceuticals	4.3%
Electric Utilities	4.2%
Banks	4.1%
Real Estate Management & Development	3.9%
Specialty Retail	3.3%
Hotels, Restaurants & Leisure	3.3%
Food & Staples Retailing	2.9%
Airlines	2.7%
Machinery	2.7%
Food Products	2.5%
Software	2.3%
Metals & Mining	2.3%
Chemicals	2.3%
Transportation Infrastructure	2.1%
Road & Rail	1.8%
Industrial Conglomerates	1.7%
Textiles, Apparel & Luxury Goods	1.7%
Commercial Services & Supplies	1.6%
Beverages	1.6%
Multi-Utilities	1.4%
Multi-line Retail	1.4%
Household Durables	1.3%
Gas Utilities	1.2%
Leisure Equipment & Products	1.2%
Construction Materials	1.1%
Technology Hardware, Storage & Peripherals	1.0%
Communications Equipment	1.0%
Personal Products	1.0%
Wireless Telecommunication Services	0.9%
Diversified Financial Services	0.8%
Containers & Packaging	0.8%
Water Utilities	0.7%
IT Services	0.7%
Oil, Gas & Consumable Fuels	0.6%
Leisure Products	0.5%
Tobacco	0.5%
Auto Components	0.4%
Air Freight & Logistics	0.4%
Biotechnology	0.4%
Capital Markets	0.3%
Internet Software & Services	0.3%
Marine	0.2%
Repurchase Agreements	1.3%
Other assets less liabilities	0.6%

100.0%

Schedule of Investments

AllianzGI Mid-Cap Fund

March 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—99.9%

Aerospace & Defense—1.6%
BE Aerospace, Inc.	83,215	$5,294,138

Airlines—2.8%
United Continental Holdings, Inc. (a)	137,195	9,226,364

Auto Components—1.3%
Delphi Automotive PLC	52,765	4,207,481

Banks—1.6%
First Republic Bank	95,420	5,447,528

Beverages—1.9%
Constellation Brands, Inc., Class A (a)	54,270	6,306,717

Biotechnology—4.3%
Incyte Corp. (a)	40,605	3,721,854
Medivation, Inc. (a)	32,355	4,176,060
Vertex Pharmaceuticals, Inc. (a)	56,345	6,647,020

		14,544,934

Capital Markets—2.8%
Ameriprise Financial, Inc.	33,115	4,332,767
SEI Investments Co.	118,045	5,204,604

		9,537,371

Chemicals—3.4%
International Flavors & Fragrances, Inc.	37,945	4,454,743
Sherwin-Williams Co.	24,940	7,095,430

		11,550,173

Communications Equipment—3.5%
F5 Networks, Inc. (a)	38,635	4,440,707
Palo Alto Networks, Inc. (a)	49,280	7,198,822

		11,639,529

Construction Materials—1.4%
Vulcan Materials Co.	55,905	4,712,791

Containers & Packaging—1.2%
Berry Plastics Group, Inc. (a)	113,780	4,117,698

Diversified Financial Services—2.4%
CBOE Holdings, Inc.	71,960	4,130,864
McGraw Hill Financial, Inc.	38,910	4,023,294

		8,154,158

Electrical Equipment—3.8%
Acuity Brands, Inc.	32,945	5,540,031
AMETEK, Inc.	134,905	7,087,909

		12,627,940

Energy Equipment & Services—0.8%
Weatherford International PLC (a)	230,515	2,835,335

	Shares	Value*

Food & Staples Retailing—1.7%
Diplomat Pharmacy, Inc. (a)	165,205	$5,712,789

Food Products—2.5%
Tyson Foods, Inc., Class A	140,185	5,369,085
WhiteWave Foods Co. (a)	65,135	2,888,086

		8,257,171

Health Care Equipment & Supplies—5.6%
Boston Scientific Corp. (a)	307,110	5,451,202
Cooper Cos., Inc.	29,795	5,584,179
DexCom, Inc. (a)	44,865	2,796,884
Intuitive Surgical, Inc. (a)	10,025	5,062,926

		18,895,191

Health Care Providers & Services—1.9%
Cardinal Health, Inc.	68,855	6,215,541

Hotels, Restaurants & Leisure—5.2%
Chipotle Mexican Grill, Inc. (a)	8,975	5,838,596
Dunkin’ Brands Group, Inc.	112,060	5,329,574
Royal Caribbean Cruises Ltd.	74,600	6,106,010

		17,274,180

Household Durables—4.1%
Harman International Industries, Inc.	52,350	6,995,530
Newell Rubbermaid, Inc.	168,440	6,580,951

		13,576,481

Internet Software & Services—5.9%
Equinix, Inc. REIT	25,215	5,871,313
HomeAway, Inc. (a)	119,160	3,595,057
Twitter, Inc. (a)	118,750	5,947,000
Yelp, Inc. (a)	88,455	4,188,344

		19,601,714

IT Services—1.6%
Fidelity National Information Services, Inc.	78,370	5,333,862

Life Sciences Tools & Services—3.1%
PerkinElmer, Inc.	80,430	4,113,190
Quintiles Transnational Holdings, Inc. (a)	94,950	6,358,802

		10,471,992

Machinery—2.5%
ITT Corp.	66,510	2,654,414
WABCO Holdings, Inc. (a)	47,110	5,788,877

		8,443,291

Media—2.9%
AMC Networks, Inc., Class A (a)	77,675	5,953,012
Scripps Networks Interactive, Inc., Class A	56,355	3,863,699

		9,816,711

Schedule of Investments

AllianzGI Mid-Cap Fund

March 31, 2015 (unaudited) (continued)

	Shares	Value*

Metals & Mining—1.2%
Constellium NV, Class A (a)	201,115	$4,086,657

Multi-line Retail—2.4%
Dollar Tree, Inc. (a)	99,935	8,109,226

Oil, Gas & Consumable Fuels—1.2%
Concho Resources, Inc. (a)	34,620	4,013,150

Pharmaceuticals—2.2%
Endo International PLC (a)	83,580	7,497,126

Professional Services—1.6%
Towers Watson & Co., Class A	40,560	5,361,424

Real Estate Management & Development—1.9%
CBRE Group, Inc. Class A (a)	161,525	6,252,633

Road & Rail—1.7%
Kansas City Southern	25,970	2,651,018
Swift Transportation Co. (a)	122,825	3,195,906

		5,846,924

Semiconductors & Semiconductor Equipment—5.6%
Atmel Corp.	489,560	4,029,079
Broadcom Corp., Class A	125,510	5,433,955
Lam Research Corp.	54,990	3,862,223
NXP Semiconductors NV (a)	55,485	5,568,474

		18,893,731

Software—2.1%
Activision Blizzard, Inc.	305,625	6,945,328

Specialty Retail—3.4%
Advance Auto Parts, Inc.	48,965	7,329,571
Michaels Cos., Inc. (a)	145,980	3,950,219

		11,279,790

Technology Hardware, Storage & Peripherals—1.5%
Western Digital Corp.	53,830	4,899,068

Textiles, Apparel & Luxury Goods—5.3%
Gildan Activewear, Inc.	152,375	4,498,110
Kate Spade & Co. (a)	194,835	6,505,541
Michael Kors Holdings Ltd. (a)	103,775	6,823,206

		17,826,857

Total Investments (cost—$275,970,167)—99.9%		334,812,994

Other assets less liabilities—0.1%		303,717

Net Assets—100.0%		$335,116,711

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI NFJ All-Cap Value Fund

March 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—97.8%

Aerospace & Defense—3.0%
Northrop Grumman Corp.	5,400	$869,184

Automobiles—2.4%
Ford Motor Co.	43,100	695,634

Banks—13.2%
Bank of America Corp.	22,200	341,658
Citigroup, Inc.	7,200	370,944
Fifth Third Bancorp	34,300	646,555
JPMorgan Chase & Co.	10,900	660,322
Old National Bancorp	26,000	368,940
PNC Financial Services Group, Inc.	7,400	689,976
Wells Fargo & Co.	13,100	712,640

		3,791,035

Beverages—1.2%
Molson Coors Brewing Co., Class B	4,800	357,360

Capital Markets—2.4%
Ameriprise Financial, Inc.	5,300	693,452

Commercial Services & Supplies—1.3%
Pitney Bowes, Inc.	15,400	359,128

Communications Equipment—2.4%
Cisco Systems, Inc.	24,600	677,115

Consumer Finance—2.6%
Capital One Financial Corp.	4,500	354,690
Navient Corp.	19,800	402,534

		757,224

Diversified Financial Services—1.3%
NASDAQ OMX Group, Inc.	7,400	376,956

Diversified Telecommunication Services—3.5%
AT&T, Inc.	20,100	656,265
Verizon Communications, Inc.	7,400	359,862

		1,016,127

Electronic Equipment, Instruments & Components—1.3%
Avnet, Inc.	8,200	364,900

Food & Staples Retailing—3.1%
Kroger Co.	7,100	544,286
Wal-Mart Stores, Inc.	4,300	353,675

		897,961

Food Products—2.4%
Ingredion, Inc.	8,800	684,816

Health Care Equipment & Supplies—4.3%
Medtronic PLC	10,600	826,694
Zimmer Holdings, Inc.	3,400	399,568

		1,226,262

	Shares	Value*
Health Care Providers & Services—1.6%
Cigna Corp.	3,633	$470,256

Household Durables—4.5%
DR Horton, Inc.	13,200	375,936
Whirlpool Corp.	4,500	909,270

		1,285,206

Independent Power Producers & Energy Traders—1.3%
AES Corp.	29,100	373,935

Industrial Conglomerates—2.3%
General Electric Co.	27,200	674,832

Insurance—5.5%
Allstate Corp.	11,600	825,572
MetLife, Inc.	7,100	358,905
Reinsurance Group of America, Inc.	4,300	400,717

		1,585,194

IT Services—2.4%
Xerox Corp.	52,900	679,765

Machinery—3.9%
Crane Co.	5,900	368,219
Hillenbrand, Inc.	11,900	367,353
Trinity Industries, Inc.	10,800	383,508

		1,119,080

Metals & Mining—0.9%
Reliance Steel & Aluminum Co.	4,000	244,320

Multi-Utilities—2.4%
Public Service Enterprise Group, Inc.	16,400	687,488

Oil, Gas & Consumable Fuels—9.3%
Chevron Corp.	5,800	608,884
ConocoPhillips	6,600	410,916
Devon Energy Corp.	4,400	265,364
HollyFrontier Corp.	5,324	214,397
Royal Dutch Shell PLC ADR	5,100	304,215
Total S.A. ADR	9,700	481,702
Valero Energy Corp.	5,900	375,358

		2,660,836

Paper & Forest Products—2.4%
International Paper Co.	12,400	688,076

Pharmaceuticals—7.2%
GlaxoSmithKline PLC ADR	7,800	359,970
Merck & Co., Inc.	10,900	626,532
Pfizer, Inc.	19,600	681,884
Teva Pharmaceutical Industries Ltd. ADR	6,500	404,950

		2,073,336

Real Estate Investment Trust—1.2%
CBL & Associates Properties, Inc.	17,300	342,540

Road & Rail—1.3%
Norfolk Southern Corp.	3,600	370,512

Schedule of Investments

AllianzGI NFJ All-Cap Value Fund

March 31, 2015 (unaudited) (continued)

	Shares	Value*

Semiconductors & Semiconductor Equipment—1.3%
Intel Corp.	12,200	$381,494

Software—3.8%
Activision Blizzard, Inc.	17,300	393,143
CA, Inc.	11,500	375,015
Symantec Corp.	14,400	336,456

		1,104,614

Technology Hardware, Storage & Peripherals—2.1%
Hewlett-Packard Co.	19,100	595,156

Total Common Stock (cost—$22,144,524)		28,103,794

	Principal Amount (000s)

Repurchase Agreements—2.1%
State Street Bank and Trust Co., dated 3/31/15, 0.00%, due 4/1/15, proceeds $610,000; collateralized by U.S. Treasury Notes, 2.00%, due 9/30/20, valued at $626,013 including accrued interest (cost—$610,000)	$610	610,000

Total Investments (cost—$22,754,524)—99.9%		28,713,794

Other assets less liabilities—0.1%		15,385

Net Assets—100.0%		$28,729,179

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI NFJ Dividend Value Fund

March 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—99.2%

Aerospace & Defense—1.8%
Northrop Grumman Corp.	999,800	$160,927,808

Automobiles—4.2%
Ford Motor Co.	22,648,600	365,548,404

Banks—14.1%
Citigroup, Inc.	3,465,900	178,563,168
Fifth Third Bancorp	9,366,300	176,554,755
JPMorgan Chase & Co.	5,780,400	350,176,632
PNC Financial Services Group, Inc.	1,763,378	164,417,365
Wells Fargo & Co.	6,686,600	363,751,040

		1,233,462,960

Capital Markets—2.0%
Ameriprise Financial, Inc.	1,337,441	174,990,780

Chemicals—2.1%
Dow Chemical Co.	3,778,600	181,297,228

Communications Equipment—1.9%
Cisco Systems, Inc.	6,001,600	165,194,040

Consumer Finance—1.9%
Navient Corp.	8,386,000	170,487,380

Diversified Telecommunication Services—6.1%
AT&T, Inc.	10,720,557	350,026,186
Verizon Communications, Inc.	3,831,600	186,330,708

		536,356,894

Electric Utilities—1.7%
American Electric Power Co., Inc.	2,601,400	146,328,750

Electrical Equipment—0.3%
Eaton Corp. PLC	389,400	26,455,836

Food & Staples Retailing—1.9%
Wal-Mart Stores, Inc.	2,016,000	165,816,000

Health Care Equipment & Supplies—4.1%
Baxter International, Inc.	5,205,400	356,569,900

Health Care Providers & Services—2.2%
Anthem, Inc.	1,227,800	189,584,598

Industrial Conglomerates—2.0%
General Electric Co.	7,050,500	174,922,905

Insurance—10.1%
Allstate Corp.	2,537,200	180,572,524
Hartford Financial Services Group, Inc.	4,113,400	172,022,388

	Shares	Value*

MetLife, Inc.	6,734,500	$340,428,975
Travelers Cos., Inc.	1,720,500	186,037,665

		879,061,552

IT Services—4.0%
International Business Machines Corp.	1,116,134	179,139,507
Xerox Corp.	13,024,600	167,366,110

		346,505,617

Leisure Equipment & Products—1.9%
Mattel, Inc.	7,395,400	168,984,890

Metals & Mining—1.7%
Freeport-McMoRan, Inc.	7,866,500	149,070,175

Multi-line Retail—2.0%
Macy’s, Inc.	2,710,500	175,938,555

Multi-Utilities—1.8%
Public Service Enterprise Group, Inc.	3,818,500	160,071,520

Oil, Gas & Consumable Fuels—13.3%
Chevron Corp.	1,603,400	168,324,932
ConocoPhillips	1,261,203	78,522,499
Royal Dutch Shell PLC ADR	5,552,200	331,188,730
Sasol Ltd. ADR	4,914,500	167,289,580
Total S.A. ADR	6,324,000	314,049,840
Valero Energy Corp.	1,565,100	99,571,662

		1,158,947,243

Paper & Forest Products—2.1%
International Paper Co.	3,292,300	182,689,727

Pharmaceuticals—8.4%
GlaxoSmithKline PLC ADR	4,076,200	188,116,630
Johnson & Johnson	1,539,800	154,903,880
Pfizer, Inc.	5,437,100	189,156,709
Teva Pharmaceutical Industries Ltd. ADR	3,315,100	206,530,730

		738,707,949

Road & Rail—1.8%
Norfolk Southern Corp.	1,570,294	161,614,658

Semiconductors & Semiconductor Equipment—1.8%
Intel Corp.	4,911,774	153,591,173

Software—4.0%
CA, Inc.	5,528,500	180,284,385
Symantec Corp.	7,085,800	165,559,717

		345,844,102

Total Common Stock (cost—$7,171,670,788)		8,668,970,644

Schedule of Investments

AllianzGI NFJ Dividend Value Fund

March 31, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—0.8%
State Street Bank and Trust Co., dated 3/31/15, 0.00%, due 4/1/15, proceeds $70,326,000; collateralized by U.S. Treasury Notes, 2.125%, due 8/31/20, valued at $71,735,850 including accrued interest (cost—$70,326,000)	$70,326	$70,326,000

Total Investments (cost—$7,241,996,788)—100.0%		8,739,296,644

Liabilities in excess of other assets—(0.0)%		(3,597,554)

Net Assets—100.0%		$8,735,699,090

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI NFJ International Value Fund

March 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—95.8%

Australia—2.8%
Australia & New Zealand Banking Group Ltd. ADR	1,919,300	$53,337,347
Beach Energy Ltd. (b)	28,294,000	21,774,527

		75,111,874

Brazil—2.4%
Banco Bradesco S.A. ADR	4,468,152	41,464,451
Cia Paranaense de Energia, Class P ADR	2,403,100	25,184,488

		66,648,939

Canada—7.0%
Magna International, Inc.	484,600	26,003,636
Manulife Financial Corp.	2,795,100	47,544,651
Methanex Corp.	792,000	42,427,440
Open Text Corp.	489,000	25,863,210
Toronto-Dominion Bank	1,159,000	49,663,150

		191,502,087

China—8.6%
Anhui Conch Cement Co., Ltd., Class H	17,220,500	65,028,859
Belle International Holdings Ltd.	28,122,000	32,827,459
China Construction Bank Corp., Class H	64,248,500	53,242,599
China Mobile Ltd.	4,182,600	54,401,544
China Petroleum & Chemical Corp., Class H	34,324,260	27,353,446

		232,853,907

Denmark—0.8%
Carlsberg A/S, Class B	253,996	20,943,568

France—2.9%
Sanofi	492,242	48,613,326
Technip S.A.	478,031	28,915,037

		77,528,363

Germany—3.0%
Deutsche Boerse AG	315,730	25,766,388
Siemens AG	508,076	54,950,534

		80,716,922

Hong Kong—4.1%
BOC Hong Kong Holdings Ltd.	15,160,900	53,875,215
CK Hutchison Holdings Ltd.	2,883,000	58,938,259

		112,813,474

India—1.1%
Tata Motors Ltd. ADR	681,900	30,726,414

Indonesia—1.1%
Bank Rakyat Indonesia Persero Tbk PT	28,227,300	28,631,362

Ireland—0.8%
Smurfit Kappa Group PLC	775,003	21,777,466

	Shares	Value*

Israel—4.1%
Israel Chemicals Ltd.	3,889,615	$27,625,111
Teva Pharmaceutical Industries Ltd. ADR	1,331,500	82,952,450

		110,577,561

Japan—12.3%
Hitachi Ltd.	8,790,100	60,035,084
Isuzu Motors Ltd.	4,265,000	56,585,781
Komatsu Ltd.	1,359,800	26,655,715
Mitsui & Co., Ltd. ADR	202,200	54,391,800
Mizuho Financial Group, Inc.	30,624,700	53,822,186
Sumitomo Metal Mining Co., Ltd.	3,755,000	54,882,075
T&D Holdings, Inc.	2,050,800	28,169,984

		334,542,625

Korea (Republic of)—1.0%
Korea Electric Power Corp. ADR (c)	1,366,641	28,016,140

Mexico—2.0%
America Movil S.A.B. de C.V., Ser. L ADR	2,723,700	55,726,902

Netherlands—2.0%
Aegon NV	6,755,968	53,342,833

Norway—4.0%
DNB ASA	1,714,775	27,521,625
Norsk Hydro ASA	5,628,113	29,583,216
Statoil ASA ADR	1,543,900	27,157,201
Telenor ASA	1,221,140	24,643,061

		108,905,103

Russian Federation—2.1%
Lukoil OAO ADR	1,222,000	56,126,460

Singapore—1.7%
United Overseas Bank Ltd. ADR	1,424,500	47,507,075

South Africa—3.1%
Sasol Ltd. ADR	2,468,300	84,020,932

Sweden—0.9%
Svenska Cellulosa AB SCA ADR	1,097,100	25,244,271

Switzerland—2.8%
Zurich Insurance Group AG ADR (c)	2,240,500	75,605,672

Taiwan—2.7%
AU Optronics Corp. ADR	9,396,400	47,075,964
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,115,000	26,180,200

		73,256,164

Turkey—1.8%
KOC Holding AS ADR	2,114,339	48,185,786

Schedule of Investments

AllianzGI NFJ International Value Fund

March 31, 2015 (unaudited) (continued)

	Shares	Value*

United Kingdom—18.9%
BAE Systems PLC ADR	1,705,700	$52,799,943
Barclays PLC	6,339,323	22,881,942
Centrica PLC	12,690,283	47,465,537
HSBC Holdings PLC	9,063,286	77,232,036
Imperial Tobacco Group PLC	1,168,352	51,251,216
Marks & Spencer Group PLC ADR	3,331,100	52,498,136
Persimmon PLC (c)	2,082,845	51,328,453
Rio Tinto PLC ADR	1,313,700	54,387,180
Royal Dutch Shell PLC ADR	1,280,300	76,369,895
Sky PLC	1,910,794	28,111,572

		514,325,910

United States—1.8%
Axis Capital Holdings Ltd.	968,000	49,929,440

Total Common Stock (cost—$2,517,908,101)		2,604,567,250

PREFERRED STOCK—1.9%

Germany—1.9%
Volkswagen AG (cost—$41,537,067)	195,593	51,871,733

	Principal Amount (000s)

Repurchase Agreements—2.8%
State Street Bank and Trust Co., dated 3/31/15, 0.00%, due 4/1/15, proceeds $75,545,000; collateralized by U.S. Treasury Notes, 1.75%–2.125%, due 8/31/20–10/31/20, valued at $77,057,738 including accrued interest (cost—$75,545,000)	$75,545	75,545,000

Total Investments (cost—$2,634,990,168) (a)—100.5%		2,731,983,983

Liabilities in excess of other assets—(0.5)%		(12,437,443)

Net Assets—100.0%		$2,719,546,540

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $1,370,048,749, representing 50.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Affiliated security.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI NFJ International Value Fund

March 31, 2015 (unaudited) (continued)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Banks	18.7%
Oil, Gas & Consumable Fuels	10.8%
Insurance	9.3%
Automobiles	5.1%
Metals & Mining	5.1%
Pharmaceuticals	4.9%
Wireless Telecommunication Services	4.0%
Electronic Equipment, Instruments & Components	3.9%
Industrial Conglomerates	3.8%
Chemicals	2.6%
Construction Materials	2.4%
Real Estate Management & Development	2.1%
Trading Companies & Distributors	2.0%
Aerospace & Defense	2.0%
Electric Utilities	1.9%
Multi-line Retail	1.9%
Household Durables	1.9%
Tobacco	1.9%
Multi-Utilities	1.8%
Textiles, Apparel & Luxury Goods	1.2%
Energy Equipment & Services	1.1%
Media	1.0%
Machinery	1.0%
Semiconductors & Semiconductor Equipment	1.0%
Auto Components	1.0%
Diversified Financial Services	1.0%
Software	0.9%
Household Products	0.9%
Diversified Telecommunication Services	0.9%
Containers & Packaging	0.8%
Beverages	0.8%
Repurchase Agreements	2.8%
Liabilities in excess of other assets	(0.5)%

100.0%

Schedule of Investments

AllianzGI NFJ Large-Cap Value Fund

March 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—99.2%

Aerospace & Defense—4.2%
Lockheed Martin Corp.	42,900	$8,706,984
Northrop Grumman Corp.	132,800	21,375,488

		30,082,472

Automobiles—2.8%
Ford Motor Co.	1,244,000	20,078,160

Banks—13.7%
Bank of America Corp.	925,400	14,241,906
Citigroup, Inc.	275,400	14,188,608
Fifth Third Bancorp	672,915	12,684,448
JPMorgan Chase & Co.	353,100	21,390,798
PNC Financial Services Group, Inc.	154,100	14,368,284
Wells Fargo & Co.	397,100	21,602,240

		98,476,284

Beverages—1.1%
Molson Coors Brewing Co., Class B	105,700	7,869,365

Capital Markets—4.1%
Ameriprise Financial, Inc.	54,700	7,156,948
Goldman Sachs Group, Inc.	78,300	14,718,051
State Street Corp.	103,100	7,580,943

		29,455,942

Chemicals—0.9%
Eastman Chemical Co.	93,300	6,461,958

Communications Equipment—2.9%
Cisco Systems, Inc.	750,400	20,654,760

Consumer Finance—4.0%
Capital One Financial Corp.	180,700	14,242,774
Navient Corp.	704,900	14,330,617

		28,573,391

Diversified Telecommunication Services—3.7%
AT&T, Inc.	379,600	12,393,940
Verizon Communications, Inc.	297,200	14,452,836

		26,846,776

Electric Utilities—2.9%
American Electric Power Co., Inc.	236,200	13,286,250
PPL Corp.	224,100	7,543,206

		20,829,456

Food & Staples Retailing—1.2%
Kroger Co.	114,500	8,777,570

Food Products—1.2%
ConAgra Foods, Inc.	230,200	8,409,206

	Shares	Value*

Health Care Equipment & Supplies—2.2%
Medtronic PLC	202,600	$15,800,774

Health Care Providers & Services—2.3%
Anthem, Inc.	51,400	7,936,674
Cigna Corp.	68,761	8,900,424

		16,837,098

Household Durables—1.1%
Whirlpool Corp.	38,000	7,678,280

Industrial Conglomerates—2.9%
General Electric Co.	828,400	20,552,604

Insurance—6.1%
Allstate Corp.	309,000	21,991,530
MetLife, Inc.	270,500	13,673,775
Travelers Cos., Inc.	77,300	8,358,449

		44,023,754

IT Services—2.0%
Xerox Corp.	1,124,100	14,444,685

Leisure Equipment & Products—0.8%
Mattel, Inc.	255,800	5,845,030

Machinery—1.0%
Deere & Co.	79,800	6,997,662

Metals & Mining—0.6%
Freeport-McMoRan, Inc.	222,700	4,220,165

Multi-line Retail—2.1%
Macy’s, Inc.	231,800	15,046,138

Multi-Utilities—1.2%
Public Service Enterprise Group, Inc.	199,500	8,363,040

Oil, Gas & Consumable Fuels—11.9%
Chevron Corp.	131,100	13,762,878
ConocoPhillips	229,400	14,282,444
Devon Energy Corp.	106,900	6,447,139
Exxon Mobil Corp.	76,900	6,536,500
HollyFrontier Corp.	167,923	6,762,259
Royal Dutch Shell PLC ADR	190,500	11,363,325
Sasol Ltd. ADR	196,900	6,702,476
Total S.A. ADR	236,900	11,764,454
Valero Energy Corp.	119,700	7,615,314

		85,236,789

Paper & Forest Products—2.0%
International Paper Co.	259,500	14,399,655

Pharmaceuticals—10.3%
Eli Lilly & Co.	116,500	8,463,725
GlaxoSmithKline PLC ADR	135,300	6,244,095
Johnson & Johnson	141,400	14,224,840

Schedule of Investments

AllianzGI NFJ Large-Cap Value Fund

March 31, 2015 (unaudited) (continued)

	Shares	Value*

Merck & Co., Inc.	243,600	$14,002,128
Pfizer, Inc.	419,300	14,587,447
Teva Pharmaceutical Industries Ltd. ADR	262,000	16,322,600

		73,844,835

Road & Rail—1.1%
Norfolk Southern Corp.	73,400	7,554,328

Semiconductors & Semiconductor Equipment—1.9%
Intel Corp.	430,600	13,464,862

Software—3.1%
CA, Inc.	442,606	14,433,382
Symantec Corp.	323,600	7,560,914

		21,994,296

Technology Hardware, Storage & Peripherals—2.9%
Apple, Inc.	68,200	8,486,126
Hewlett-Packard Co.	397,454	12,384,666

		20,870,792

Tobacco—1.0%
Altria Group, Inc.	149,100	7,457,982

Total Common Stock (cost—$539,898,243)		711,148,109

	Principal Amount (000s)

Repurchase Agreements—0.9%
State Street Bank and Trust Co., dated 3/31/15, 0.00%, due 4/1/15, proceeds $6,712,000; collateralized by U.S. Treasury Notes, 2.125%, due 8/31/20, valued at $6,846,525 including accrued interest (cost—$6,712,000)	$6,712	6,712,000

Total Investments (cost—$546,610,243)—100.1%		717,860,109

Liabilities in excess of other assets—(0.1)%		(361,882)

Net Assets—100.0%		$717,498,227

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI NFJ Mid-Cap Value Fund

March 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—96.5%

Aerospace & Defense—1.0%
Orbital ATK, Inc.	98,300	$7,532,729

Airlines—2.3%
Alaska Air Group, Inc.	120,300	7,961,454
Southwest Airlines Co.	208,400	9,232,120

		17,193,574

Auto Components—2.1%
Goodyear Tire & Rubber Co.	302,200	8,183,576
Magna International, Inc.	145,600	7,812,896

		15,996,472

Automobiles—1.0%
Harley-Davidson, Inc.	125,000	7,592,500

Banks—8.1%
BB&T Corp.	206,300	8,043,637
BOK Financial Corp.	128,800	7,885,136
Cullen/Frost Bankers, Inc.	116,400	8,040,912
Fifth Third Bancorp	402,600	7,589,010
KeyCorp	612,200	8,668,752
National Bank of Canada	166,283	6,070,764
Prosperity Bancshares, Inc.	147,000	7,714,560
Regions Financial Corp.	805,900	7,615,755

		61,628,526

Beverages—1.5%
Coca-Cola Enterprises, Inc.	167,800	7,416,760
Molson Coors Brewing Co., Class B	50,200	3,737,390

		11,154,150

Capital Markets—5.3%
Ameriprise Financial, Inc.	71,300	9,328,892
Ares Capital Corp.	404,600	6,946,982
Carlyle Group L.P.	241,000	6,531,100
KKR & Co. L.P.	372,600	8,499,006
Lazard Ltd., Class A	166,400	8,750,976

		40,056,956

Chemicals—8.2%
Agrium, Inc.	80,200	8,362,454
Celanese Corp., Ser. A	139,400	7,786,884
CF Industries Holdings, Inc.	29,126	8,262,464
Eastman Chemical Co.	102,100	7,071,446
Huntsman Corp.	340,400	7,546,668
Methanex Corp.	127,600	6,835,532
Potash Corp. of Saskatchewan, Inc.	225,100	7,259,475
Terra Nitrogen Co. L.P.	60,000	8,742,600

		61,867,523

Communications Equipment—1.8%
Brocade Communications Systems, Inc.	764,600	9,071,979
Harris Corp.	53,400	4,205,784

		13,277,763

Consumer Finance—1.1%
Discover Financial Services	144,900	8,165,115

	Shares	Value*

Containers & Packaging—0.9%
Rexam PLC ADR	164,560	$7,056,333

Diversified Consumer Services—1.1%
Graham Holdings Co., Class B	7,800	8,187,114

Diversified Telecommunication Services—1.0%
CenturyLink, Inc.	216,200	7,469,710

Electric Utilities—3.1%
Entergy Corp.	99,500	7,710,255
FirstEnergy Corp.	223,900	7,849,934
PPL Corp.	230,600	7,761,996

		23,322,185

Electrical Equipment—2.1%
Babcock & Wilcox Co.	256,100	8,218,249
Eaton Corp. PLC	112,400	7,636,456

		15,854,705

Electronic Equipment, Instruments & Components—2.7%
Avnet, Inc.	178,600	7,947,700
Corning, Inc.	341,000	7,733,880
TE Connectivity Ltd.	64,200	4,598,004

		20,279,584

Food Products—5.3%
Archer-Daniels-Midland Co.	170,100	8,062,740
ConAgra Foods, Inc.	237,200	8,664,916
Ingredion, Inc.	112,600	8,762,532
Kellogg Co.	113,400	7,478,730
Tyson Foods, Inc., Class A	182,500	6,989,750

		39,958,668

Health Care Equipment & Supplies—2.1%
St. Jude Medical, Inc.	114,800	7,507,920
Zimmer Holdings, Inc.	73,700	8,661,224

		16,169,144

Health Care Providers & Services—2.7%
Anthem, Inc.	57,500	8,878,575
Cardinal Health, Inc.	43,600	3,935,772
Quest Diagnostics, Inc.	103,800	7,977,030

		20,791,377

Household Durables—1.8%
Tupperware Brands Corp.	59,900	4,134,298
Whirlpool Corp.	45,100	9,112,906

		13,247,204

Insurance—9.8%
Allstate Corp.	117,500	8,362,475
Assurant, Inc.	119,800	7,356,918
Axis Capital Holdings Ltd.	158,200	8,159,956
Chubb Corp.	89,500	9,048,450
Everest Re Group Ltd.	45,800	7,969,200
Hartford Financial Services Group, Inc.	211,800	8,857,476
HCC Insurance Holdings, Inc.	81,500	4,618,605
Lincoln National Corp.	144,400	8,297,224

Schedule of Investments

AllianzGI NFJ Mid-Cap Value Fund

March 31, 2015 (unaudited) (continued)

	Shares	Value*

Principal Financial Group, Inc.	74,700	$3,837,339
Unum Group	230,500	7,774,765

		74,282,408

IT Services—1.0%
Xerox Corp.	613,600	7,884,760

Machinery—3.6%
Oshkosh Corp.	173,000	8,440,670
Parker-Hannifin Corp.	62,300	7,399,994
Trinity Industries, Inc.	220,800	7,840,608
Valmont Industries, Inc.	30,700	3,772,416

		27,453,688

Media—2.0%
Gannett Co., Inc.	237,600	8,810,208
Shaw Communications, Inc., Class B	286,384	6,423,593

		15,233,801

Metals & Mining—1.4%
Silver Wheaton Corp.	308,500	5,867,670
Ternium S.A. ADR	257,500	4,653,025

		10,520,695

Multi-Utilities—1.0%
SCANA Corp.	138,500	7,616,115

Oil, Gas & Consumable Fuels—6.1%
Alliance Resource Partners L.P.	167,794	5,609,353
Boardwalk Pipeline Partners L.P.	459,700	7,401,170
HollyFrontier Corp.	162,200	6,531,794
Marathon Petroleum Corp.	88,900	9,102,471
Sasol Ltd. ADR	230,400	7,842,816
Valero Energy Corp.	153,800	9,784,756

		46,272,360

Paper & Forest Products—1.2%
International Paper Co.	164,100	9,105,909

Professional Services—0.5%
Manpowergroup, Inc.	44,100	3,799,215

Real Estate Investment Trust—3.1%
HCP, Inc.	184,900	7,989,529
Mid-America Apartment Communities, Inc.	97,400	7,526,098
Two Harbors Investment Corp.	767,700	8,152,974

		23,668,601

Road & Rail—2.3%
CSX Corp.	264,500	8,760,240
Norfolk Southern Corp.	86,400	8,892,288

		17,652,528

Semiconductors & Semiconductor Equipment—3.3%
Avago Technologies Ltd.	72,300	9,180,654
Broadcom Corp., Class A	197,600	8,555,092
Lam Research Corp.	106,200	7,458,957

		25,194,703

	Shares	Value*

Software—1.1%
CA, Inc.	262,400	$8,556,864

Specialty Retail—2.5%
Gap, Inc.	92,300	3,999,359
GNC Holdings, Inc., Class A	166,700	8,179,969
Penske Automotive Group, Inc.	134,300	6,915,107

		19,094,435

Technology Hardware, Storage & Peripherals—0.9%
Seagate Technology PLC	137,500	7,154,125

Textiles, Apparel & Luxury Goods—0.5%
PVH Corp.	37,200	3,964,032

Wireless Telecommunication Services—1.0%
Rogers Communications, Inc., Class B	222,900	7,462,692

Total Common Stock (cost—$575,636,772)		731,718,263

MUTUAL FUNDS—0.9%
Central Fund of Canada Ltd., Class A (cost—$8,098,853)	587,800	7,012,454

	Principal Amount (000s)

Repurchase Agreements—2.4%
State Street Bank and Trust Co., dated 3/31/15, 0.00%, due 4/1/15, proceeds $18,023,000; collateralized by U.S. Treasury Notes, 2.125%, due 8/31/20, valued at $18,386,775 including accrued interest (cost—$18,023,000)	$18,023	18,023,000

Total Investments (cost—$601,758,625)—99.8%		756,753,717

Other assets less liabilities—0.2%		1,889,001

Net Assets—100.0%		$758,642,718

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI NFJ Small-Cap Value Fund

March 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—94.4%

Aerospace & Defense—3.8%
AAR Corp. (a)	1,901,500	$58,376,050
Cubic Corp.	43,457	2,249,769
Elbit Systems Ltd.	354,600	25,605,666
Orbital ATK, Inc.	1,073,405	82,255,025
Triumph Group, Inc.	1,332,200	79,558,984

		248,045,494

Air Freight & Logistics—0.3%
Park-Ohio Holdings Corp.	318,396	16,769,917

Airlines—0.8%
Westjet Airlines Ltd. (a)	2,305,574	54,046,419

Auto Components—1.2%
Dana Holding Corp.	3,426,200	72,498,392
Strattec Security Corp.	76,387	5,640,416

		78,138,808

Automobiles—1.1%
Thor Industries, Inc.	1,112,000	70,289,520

Banks—12.6%
Canadian Western Bank	1,681,220	36,808,836
Community Trust Bancorp, Inc.	543,420	18,019,807
Cullen/Frost Bankers, Inc.	953,600	65,874,688
First Financial Bancorp	1,052,453	18,744,188
First Interstate Bancsystem, Inc., Class A	632,200	17,587,804
First Merchants Corp.	911,623	21,459,605
First Niagara Financial Group, Inc.	7,292,100	64,462,164
FirstMerit Corp.	4,007,500	76,382,950
Fulton Financial Corp.	5,865,700	72,382,738
Great Western Bancorp, Inc.	991,664	21,826,525
Hancock Holding Co.	689,500	20,588,470
International Bancshares Corp.	1,017,181	26,477,221
National Penn Bancshares, Inc.	3,109,383	33,488,055
Old National Bancorp	3,530,200	50,093,538
Prosperity Bancshares, Inc.	1,270,000	66,649,600
TCF Financial Corp.	4,548,200	71,497,704
Trustmark Corp.	1,984,801	48,190,968
Umpqua Holdings Corp.	4,238,300	72,813,994
Union Bankshares Corp.	789,300	17,530,353
WesBanco, Inc.	483,891	15,765,169

		836,644,377

Capital Markets—1.0%
AllianceBernstein Holding L.P.	527,100	16,271,577
Fortress Investment Group LLC, Class A	5,592,800	45,133,896
OM Asset Management PLC	298,323	5,560,741

		66,966,214

Chemicals—4.9%
A Schulman, Inc.	1,194,162	57,558,608
Cabot Corp.	1,561,500	70,267,500

	Shares	Value*

Innophos Holdings, Inc. (a)	977,941	$55,116,755
Methanex Corp.	984,084	52,717,380
Olin Corp.	627,227	20,096,353
Rayonier Advanced Materials, Inc.	1,731,679	25,802,017
Rentech Nitrogen Partners L.P.	195,368	2,942,242
Stepan Co.	537,661	22,398,957
Terra Nitrogen Co. L.P.	102,615	14,952,032

		321,851,844

Commercial Services & Supplies—3.3%
Deluxe Corp.	1,019,200	70,610,176
Ennis, Inc.	805,451	11,372,968
UniFirst Corp.	425,730	50,104,164
United Stationers, Inc.	1,164,177	47,719,615
West Corp.	1,144,564	38,606,144

		218,413,067

Containers & Packaging—1.9%
Silgan Holdings, Inc.	896,363	52,105,581
Sonoco Products Co.	1,554,050	70,647,113

		122,752,694

Diversified Telecommunication Services—0.4%
Inteliquent, Inc. (a)	1,633,985	25,718,924

Electric Utilities—1.0%
Great Plains Energy, Inc.	2,075,200	55,366,336
Portland General Electric Co.	361,300	13,400,617

		68,766,953

Electrical Equipment—3.8%
AZZ, Inc.	485,379	22,613,808
Babcock & Wilcox Co.	2,568,917	82,436,546
EnerSys	1,145,300	73,574,072
Regal-Beloit Corp.	944,600	75,492,432

		254,116,858

Electronic Equipment, Instruments & Components—1.5%
AVX Corp.	1,281,500	18,287,005
Methode Electronics, Inc.	864,563	40,669,044
Vishay Intertechnology, Inc.	2,823,000	39,013,860

		97,969,909

Energy Equipment & Services—1.5%
Atwood Oceanics, Inc.	848,200	23,842,902
Bristow Group, Inc.	1,253,400	68,247,630
ShawCor Ltd.	259,147	7,202,222

		99,292,754

Food & Staples Retailing—1.4%
Andersons, Inc. (a)	1,725,025	71,364,284
Weis Markets, Inc.	369,075	18,365,172

		89,729,456

Food Products—3.0%
Cal-Maine Foods, Inc. (a)	1,902,791	74,323,017
Ingredion, Inc.	1,132,200	88,107,804
John B Sanfilippo & Son, Inc.	6,102	262,996
Sanderson Farms, Inc.	472,442	37,630,005

		200,323,822

Schedule of Investments

AllianzGI NFJ Small-Cap Value Fund

March 31, 2015 (unaudited) (continued)

	Shares	Value*

Gas Utilities—0.5%
Laclede Group, Inc.	594,300	$30,440,046

Health Care Equipment & Supplies—0.5%
Teleflex, Inc.	292,900	35,391,107

Health Care Providers & Services—1.3%
Ensign Group, Inc.	449,884	21,081,564
Select Medical Holdings Corp.	4,367,557	64,770,871

		85,852,435

Household Durables—0.9%
Ryland Group, Inc.	1,234,643	60,176,500

Insurance—5.8%
Allied World Assurance Co. Holdings AG	1,729,768	69,882,627
American Financial Group, Inc.	1,249,000	80,123,350
First American Financial Corp.	1,627,200	58,058,496
HCI Group, Inc. (a)	228,247	10,469,690
Kemper Corp.	349,750	13,626,260
Montpelier Re Holdings Ltd. (a)	1,294,678	49,767,422
Symetra Financial Corp.	1,793,496	42,075,416
United Insurance Holdings Corp.	640,232	14,405,220
Universal Insurance Holdings, Inc. (a)	1,874,503	47,968,532

		386,377,013

Internet Software & Services—0.5%
j2 Global, Inc.	528,077	34,684,097

IT Services—2.2%
Booz Allen Hamilton Holding Corp.	2,421,300	70,072,422
Convergys Corp.	1,764,796	40,360,885
CSG Systems International, Inc.	1,230,800	37,404,012

		147,837,319

Life Sciences Tools & Services—1.1%
PerkinElmer, Inc.	1,389,872	71,078,054

Machinery—5.0%
Crane Co.	1,273,600	79,485,376
Global Brass & Copper Holdings, Inc.	448,075	6,922,759
Hillenbrand, Inc.	1,395,100	43,066,737
Kennametal, Inc.	1,723,100	58,051,239
Standex International Corp.	231,992	19,053,503
Trinity Industries, Inc.	1,514,270	53,771,727
Valmont Industries, Inc.	548,600	67,411,968

		327,763,309

Media—2.2%
Corus Entertainment, Inc., Class B	1,938,552	29,448,297
Meredith Corp.	1,425,482	79,499,131
Time, Inc.	1,609,287	36,112,400

		145,059,828

	Shares	Value*

Metals & Mining—5.1%
Commercial Metals Co.	5,142,800	$83,261,932
Hi-Crush Partners L.P.	855,508	30,002,666
HudBay Minerals, Inc.	9,515,683	77,835,439
Royal Gold, Inc.	1,295,755	81,775,098
Steel Dynamics, Inc.	3,068,500	61,676,850

		334,551,985

Oil, Gas & Consumable Fuels—7.4%
Alliance Resource Partners L.P.	1,249,500	41,770,785
Boardwalk Pipeline Partners L.P.	4,295,500	69,157,550
Delek Logistics Partners L.P.	445,566	19,395,488
Delek U.S. Holdings, Inc.	1,313,800	52,223,550
Golar LNG Partners L.P.	802,003	21,565,861
Northern Tier Energy L.P.	1,587,200	40,219,648
SandRidge Permian Trust (a)	1,869,779	13,294,129
Ship Finance International Ltd.	3,013,262	44,596,277
Western Refining, Inc.	1,918,500	94,754,715
World Fuel Services Corp.	1,664,388	95,669,022

		492,647,025

Paper & Forest Products—2.7%
KapStone Paper and Packaging Corp.	2,191,970	71,984,295
Neenah Paper, Inc. (a)	880,113	55,042,267
Schweitzer-Mauduit International, Inc.	809,034	37,312,648
Western Forest Products, Inc.	10,250,636	15,943,905

		180,283,115

Real Estate Investment Trust—5.4%
Blackstone Mortgage Trust, Inc., Class A	2,139,300	60,691,941
Franklin Street Properties Corp.	2,726,800	34,957,576
Home Properties, Inc.	550,700	38,158,003
Omega Healthcare Investors, Inc.	1,467,800	59,548,646
Retail Properties of America, Inc., Class A	3,686,801	59,099,420
Starwood Property Trust, Inc.	2,576,400	62,606,520
WP GLIMCHER, Inc.	2,371,000	39,429,730

		354,491,836

Software—1.2%
Mentor Graphics Corp.	3,311,294	79,570,395

Specialty Retail—3.5%
Buckle, Inc.	1,436,669	73,399,419
GNC Holdings, Inc., Class A	1,545,642	75,844,653
Group 1 Automotive, Inc.	749,401	64,695,789
Sonic Automotive, Inc., Class A	802,300	19,977,270

		233,917,131

Thrifts & Mortgage Finance—1.6%
Home Loan Servicing Solutions Ltd. (a)	2,348,900	38,850,806
Washington Federal, Inc.	2,985,200	65,092,286

		103,943,092

Schedule of Investments

AllianzGI NFJ Small-Cap Value Fund

March 31, 2015 (unaudited) (continued)

	Shares	Value*

Tobacco—1.1%
Universal Corp. (a)	1,595,600	$75,248,496

Trading Companies & Distributors—2.9%
Applied Industrial Technologies, Inc.	1,282,000	58,125,880
GATX Corp.	908,923	52,699,356
TAL International Group, Inc. (a)	1,346,320	54,835,614
Textainer Group Holdings Ltd.	974,472	29,224,415

		194,885,265

Total Common Stock (cost—$5,070,826,086)		6,244,035,078

MUTUAL FUNDS—0.6%
Central Fund of Canada Ltd., Class A (cost—$40,829,564)	3,336,400	39,803,252

	Principal Amount (000s)

Repurchase Agreements—4.6%
State Street Bank and Trust Co., dated 3/31/15, 0.00%, due 4/1/15, proceeds $303,055,000; collateralized by U.S. Treasury Notes, 2.125%, due 8/31/20, valued at $309,118,275 including accrued interest (cost—$303,055,000)	$303,055	303,055,000

Total Investments (cost—$5,414,710,650)—99.6%		6,586,893,330

Other assets less liabilities—0.4%		29,367,318

Net Assets—100.0%		$6,616,260,648

Notes to Schedule of Investments:

(a)	Affiliated security.

Schedule of Investments

AllianzGI Small-Cap Blend Fund

March 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—97.9%

Aerospace & Defense—0.3%
Astronics Corp. (b)	3,529	$260,087

Air Freight & Logistics—1.5%
Atlas Air Worldwide Holdings, Inc. (b)	17,440	750,269
Forward Air Corp.	5,120	278,016
Park-Ohio Holdings Corp.	534	28,126
UTi Worldwide, Inc. (b)	10,530	129,519
XPO Logistics, Inc. (b)	6,022	273,820

		1,459,750

Airlines—1.0%
Allegiant Travel Co.	1,158	222,672
Hawaiian Holdings, Inc. (b)	8,955	197,234
Republic Airways Holdings, Inc. (b)	41,635	572,481

		992,387

Auto Components—0.5%
Cooper Tire & Rubber Co.	4,455	190,852
Motorcar Parts of America, Inc. (b)	8,082	224,599
Strattec Security Corp.	410	30,274
Tower International, Inc. (b)	1,628	43,305

		489,030

Banks—3.8%
Ameris Bancorp	1,834	48,399
Bank of the Ozarks, Inc.	29,326	1,083,009
Banner Corp.	1,269	58,247
Cathay General Bancorp	6,680	190,046
CU Bancorp (b)	4,040	91,910
Eagle Bancorp, Inc. (b)	1,478	56,755
First Merchants Corp.	10,876	256,021
First NBC Bank Holding Co. (b)	7,579	249,956
HomeTrust Bancshares, Inc. (b)	16,495	263,425
Old Line Bancshares, Inc.	3,010	47,558
PrivateBancorp, Inc.	7,112	250,129
Seacoast Banking Corp. of Florida (b)	30,660	437,518
South State Corp.	2,586	176,857
Trico Bancshares	2,265	54,655
Tristate Capital Holdings, Inc. (b)	6,160	64,495
Umpqua Holdings Corp.	8,990	154,448
Western Alliance Bancorp (b)	8,329	246,872

		3,730,300

Beverages—0.5%
Boston Beer Co., Inc., Class A (b)	255	68,187
Coca-Cola Bottling Co. Consolidated	3,355	379,316

		447,503

Biotechnology—2.4%
AMAG Pharmaceuticals, Inc. (b)	3,707	202,625
Anacor Pharmaceuticals, Inc. (b)	977	56,519
Ardelyx, Inc. (b)	809	10,590
Arrowhead Research Corp. (b)	1,910	12,921

	Shares	Value*

BioSpecifics Technologies Corp. (b)	954	$37,349
Cepheid (b)	2,752	156,589
Eagle Pharmaceuticals, Inc. (b)	1,797	75,276
Esperion Therapeutics, Inc. (b)	1,521	140,845
Insmed, Inc. (b)	1,370	28,496
Insys Therapeutics, Inc. (b)	4,660	270,886
Ligand Pharmaceuticals, Inc., Class B (b)	3,912	301,654
MacroGenics, Inc. (b)	752	23,590
Neurocrine Biosciences, Inc. (b)	2,439	96,853
Orexigen Therapeutics, Inc. (b)	3,432	26,873
Puma Biotechnology, Inc. (b)	345	81,458
Raptor Pharmaceutical Corp. (b)	1,867	20,294
Receptos, Inc. (b)	633	104,375
Repligen Corp. (b)	6,862	208,330
Sangamo BioSciences, Inc. (b)	8,693	136,306
Sorrento Therapeutics, Inc. (b)	16,575	191,607
Vanda Pharmaceuticals, Inc. (b)	17,795	165,494

		2,348,930

Building Products—0.2%
American Woodmark Corp. (b)	895	48,983
Builders FirstSource, Inc. (b)	5,601	37,359
Patrick Industries, Inc. (b)	1,807	112,522

		198,864

Capital Markets—0.5%
Cowen Group, Inc., Class A (b)	10,555	54,886
Ellington Financial LLC	9,030	179,787
HFF, Inc., Class A	5,094	191,229
TCP Capital Corp.	6,440	103,169

		529,071

Chemicals—0.6%
KMG Chemicals, Inc.	14,420	385,447
PolyOne Corp.	5,720	213,642

		599,089

Commercial Services & Supplies—1.3%
ABM Industries, Inc.	1,710	54,481
ARC Document Solutions, Inc. (b)	57,020	526,295
Ceco Environmental Corp.	1,194	12,668
Covanta Holding Corp.	4,405	98,804
Deluxe Corp.	2,395	165,926
Multi-Color Corp.	1,235	85,622
Quad/Graphics, Inc.	14,975	344,125

		1,287,921

Communications Equipment—0.9%
ARRIS Group, Inc. (b)	4,565	131,906
CalAmp Corp. (b)	1,921	31,101
Ciena Corp. (b)	5,040	97,322
EchoStar Corp., Class A (b)	3,232	167,159
EMCORE Corp. (b)	7,140	38,842
Ixia (b)	3,130	37,967
Mitel Networks Corp. (b)	4,605	46,833

Schedule of Investments

AllianzGI Small-Cap Blend Fund

March 31, 2015 (unaudited) (continued)

	Shares	Value*

NETGEAR, Inc. (b)	5,270	$173,277
Polycom, Inc. (b)	11,245	150,683
ShoreTel, Inc. (b)	6,287	42,877

		917,967

Construction Materials—0.1%
U.S. Concrete, Inc. (b)	3,315	112,312

Containers & Packaging—0.4%
Silgan Holdings, Inc.	7,460	433,650

Distributors—0.3%
Core-Mark Holding Co., Inc.	4,792	308,221

Diversified Consumer Services—0.8%
Carriage Services, Inc.	2,115	50,485
Grand Canyon Education, Inc. (b)	9,025	390,783
Stonemor Partners L.P.	11,335	326,561

		767,829

Diversified Telecommunication Services—0.8%
8x8, Inc. (b)	21,496	180,567
Atlantic Tele-Network, Inc.	615	42,570
Cogent Communications Holdings, Inc.	1,710	60,414
Consolidated Communications Holdings, Inc.	2,470	50,388
Hawaiian Telcom Holdco, Inc. (b)	4,375	116,506
inContact, Inc. (b)	13,407	146,136
Vonage Holdings Corp. (b)	31,925	156,752

		753,333

Electric Utilities—1.1%
ALLETE, Inc.	5,950	313,922
Empire District Electric Co.	10,035	249,069
Otter Tail Corp.	4,455	143,317
Portland General Electric Co.	8,825	327,319

		1,033,627

Electrical Equipment—0.1%
Enphase Energy, Inc. (b)	4,235	55,860

Electronic Equipment, Instruments & Components—1.7%
Belden, Inc.	1,921	179,729
Dolby Laboratories, Inc., Class A	1,505	57,431
DTS, Inc. (b)	13,820	470,847
Methode Electronics, Inc.	16,431	772,914
Newport Corp. (b)	8,180	155,911
Planar Systems, Inc. (b)	5,720	35,979

		1,672,811

Energy Equipment & Services—0.2%
Matrix Service Co. (b)	11,770	206,681

Food & Staples Retailing—3.5%
Casey’s General Stores, Inc.	13,575	1,223,107
Ingles Markets, Inc., Class A	1,440	71,251
SpartanNash Co.	6,230	196,619
SUPERVALU, Inc. (b)	85,225	991,167

	Shares	Value*

United Natural Foods, Inc. (b)	4,845	$373,259
Village Super Market, Inc., Class A	12,230	384,511
Weis Markets, Inc.	3,525	175,404

		3,415,318

Food Products—1.7%
B&G Foods, Inc.	3,082	90,703
Cal-Maine Foods, Inc. (a)	9,835	384,155
Fresh Del Monte Produce, Inc.	6,570	255,639
J&J Snack Foods Corp.	695	74,156
Lancaster Colony Corp.	3,565	339,281
Pinnacle Foods, Inc.	8,955	365,454
Sanderson Farms, Inc.	960	76,464
Tootsie Roll Industries, Inc.	1,339	45,419

		1,631,271

Gas Utilities—0.6%
Laclede Group, Inc.	780	39,951
New Jersey Resources Corp.	5,880	182,633
Northwest Natural Gas Co.	3,945	189,163
Star Gas Partners L.P.	14,095	104,303
Suburban Propane Partners L.P.	1,090	46,837

		562,887

Health Care Equipment & Supplies—6.6%
AngioDynamics, Inc. (b)	19,225	342,013
Anika Therapeutics, Inc. (b)	5,107	210,255
AtriCure, Inc. (b)	2,320	47,537
Cardiovascular Systems, Inc. (b)	4,238	165,451
Cerus Corp. (b)	3,183	13,273
CONMED Corp.	6,830	344,847
Cooper Cos., Inc.	1,440	269,885
Cynosure, Inc., Class A (b)	7,036	215,794
Globus Medical, Inc., Class A (b)	6,594	166,433
Greatbatch, Inc. (b)	17,843	1,032,218
Hill-Rom Holdings, Inc.	940	46,060
ICU Medical, Inc. (b)	6,915	644,063
Inogen, Inc. (b)	7,194	230,136
Invacare Corp.	2,020	39,208
LDR Holding Corp. (b)	4,390	160,850
Masimo Corp. (b)	13,065	430,884
Merit Medical Systems, Inc. (b)	19,780	380,765
Natus Medical, Inc. (b)	12,105	477,784
OraSure Technologies, Inc. (b)	57,310	374,807
RTI Surgical, Inc. (b)	89,935	444,279
Spectranetics Corp. (b)	6,108	212,314
SurModics, Inc. (b)	2,913	75,825
Trinity Biotech PLC ADR	2,072	39,886
Vascular Solutions, Inc. (b)	1,549	46,966

		6,411,533

Health Care Providers & Services—6.0%
Acadia Healthcare Co., Inc. (b)	11,210	802,636
Aceto Corp.	2,320	51,040
Adeptus Health, Inc., Class A (b)	1,032	51,827
Amsurg Corp. (b)	19,345	1,190,104
Bio-Reference Laboratories, Inc. (b)	1,170	41,231
BioTelemetry, Inc. (b)	4,770	42,215

Schedule of Investments

AllianzGI Small-Cap Blend Fund

March 31, 2015 (unaudited) (continued)

	Shares	Value*

Capital Senior Living Corp. (b)	2,093	$54,293
Centene Corp. (b)	3,303	233,489
Chemed Corp.	1,235	147,459
Cross Country Healthcare, Inc. (b)	4,230	50,168
ExamWorks Group, Inc. (b)	3,885	161,694
Genesis Healthcare, Inc. (b)	8,010	57,031
Health Net, Inc. (b)	1,300	78,637
HealthSouth Corp.	4,470	198,289
LHC Group, Inc. (b)	10,400	343,512
Magellan Health, Inc. (b)	8,065	571,163
Owens & Minor, Inc.	5,060	171,230
Providence Service Corp. (b)	3,882	206,212
RadNet, Inc. (b)	4,770	40,068
Team Health Holdings, Inc. (b)	3,840	224,678
Triple-S Management Corp., Class B (b)	2,895	57,553
VCA, Inc. (b)	19,706	1,080,283

		5,854,812

Health Care Technology—1.0%
Computer Programs & Systems, Inc.	1,505	81,662
Omnicell, Inc. (b)	7,162	251,386
Vocera Communications, Inc. (b)	64,200	636,864

		969,912

Hotels, Restaurants & Leisure—6.9%
Biglari Holdings, Inc. (b)	345	142,865
Brinker International, Inc.	13,815	850,451
Cedar Fair L.P.	6,160	353,584
Cheesecake Factory, Inc.	9,713	479,142
Churchill Downs, Inc.	3,425	393,772
Cracker Barrel Old Country Store, Inc.	1,850	281,459
Diamond Resorts International, Inc. (b)	7,150	239,025
Kona Grill, Inc. (b)	1,332	37,855
Krispy Kreme Doughnuts, Inc. (b)	7,684	153,603
La Quinta Holdings, Inc. (b)	7,900	187,072
Marriott Vacations Worldwide Corp.	10,114	819,740
Panera Bread Co., Class A (b)	1,595	255,192
Popeyes Louisiana Kitchen, Inc. (b)	971	58,085
Rave Restaurant Group, Inc. (b)	3,183	44,435
Six Flags Entertainment Corp.	3,529	170,839
Sonic Corp.	34,391	1,090,195
Texas Roadhouse, Inc.	4,673	170,237
Wendy’s Co.	94,655	1,031,740

		6,759,291

Household Durables—0.5%
Helen of Troy Ltd. (b)	1,791	145,949
LGI Homes, Inc. (b)	2,453	40,867
Libbey, Inc.	1,489	59,426
M/I Homes, Inc. (b)	1,920	45,773
Ryland Group, Inc.	3,564	173,709
Skullcandy, Inc. (b)	4,305	48,646

		514,370

Household Products—0.1%
WD-40 Co.	960	84,998

	Shares	Value*

Insurance—3.3%
AMERISAFE, Inc.	4,187	$193,649
Federated National Holding Co.	1,214	37,148
Hanover Insurance Group, Inc.	10,906	791,558
HCI Group, Inc. (a)	1,122	51,466
Heritage Insurance Holdings, Inc. (b)	2,050	45,121
Infinity Property & Casualty Corp.	7,425	609,221
MBIA, Inc. (b)	15,450	143,685
Navigators Group, Inc. (b)	6,355	494,673
ProAssurance Corp.	1,095	50,271
Symetra Financial Corp.	30,437	714,052
United Insurance Holdings Corp.	1,780	40,050

		3,170,894

Internet & Catalog Retail—0.4%
HSN, Inc.	3,220	219,700
Nutrisystem, Inc.	2,570	51,349
PetMed Express, Inc.	4,790	79,131

		350,180

Internet Software & Services—0.8%
Actua Corp. (b)	8,664	134,205
Autobytel, Inc. (b)	3,315	48,963
Constant Contact, Inc. (b)	4,921	188,031
Internap Corp. (b)	4,468	45,708
IntraLinks Holdings, Inc. (b)	4,090	42,291
LivePerson, Inc. (b)	3,420	35,004
SPS Commerce, Inc. (b)	3,254	218,343
TechTarget, Inc. (b)	3,587	41,358
Tucows, Inc., Class A (b)	2,010	38,190

		792,093

IT Services—2.2%
CACI International, Inc., Class A (b)	2,700	242,784
Convergys Corp.	8,612	196,957
DST Systems, Inc.	8,956	991,519
Forrester Research, Inc.	2,395	88,088
Hackett Group, Inc.	24,003	214,587
MAXIMUS, Inc.	3,432	229,120
Virtusa Corp. (b)	1,780	73,656
WEX, Inc. (b)	1,165	125,074

		2,161,785

Leisure Equipment & Products—0.1%
Nautilus, Inc. (b)	4,241	64,760
Sturm Ruger & Co., Inc.	735	36,478

		101,238

Life Sciences Tools & Services—3.3%
Albany Molecular Research, Inc. (b)	28,221	496,690
Bio-Rad Laboratories, Inc., Class A (b)	1,605	216,964
Bio-Techne Corp.	2,600	260,754
Cambrex Corp. (b)	32,714	1,296,456
Charles River Laboratories International, Inc. (b)	5,615	445,213
Enzo Biochem, Inc. (b)	6,540	19,293
ICON PLC (b)	3,259	229,857

Schedule of Investments

AllianzGI Small-Cap Blend Fund

March 31, 2015 (unaudited) (continued)

	Shares	Value*

NeoGenomics, Inc. (b)	8,737	$40,802
PAREXEL International Corp. (b)	2,698	186,135

		3,192,164

Machinery—1.3%
Federal Signal Corp.	53,820	849,818
Kadant, Inc.	990	52,084
Lydall, Inc. (b)	1,435	45,518
Middleby Corp. (b)	1,418	145,558
Mueller Water Products, Inc., Class A	14,990	147,651
NN, Inc.	1,629	40,855

		1,281,484

Media—0.7%
AMC Entertainment Holdings, Inc., Class A	3,535	125,457
Carmike Cinemas, Inc. (b)	2,126	71,434
Entravision Communications Corp., Class A	6,503	41,164
John Wiley & Sons, Inc., Class A	1,095	66,948
MDC Partners, Inc., Class A	6,818	193,290
Morningstar, Inc.	615	46,070
New Media Investment Group, Inc.	6,347	151,884

		696,247

Metals & Mining—0.8%
Kaiser Aluminum Corp.	7,510	577,444
SunCoke Energy Partners L.P.	7,190	153,075

		730,519

Multi-line Retail—0.6%
Burlington Stores, Inc. (b)	9,163	544,466

Multi-Utilities—0.7%
Avista Corp.	2,465	84,254
Vectren Corp.	13,195	582,427

		666,681

Oil, Gas & Consumable Fuels—1.7%
Abraxas Petroleum Corp. (b)	41,076	133,497
Carrizo Oil & Gas, Inc. (b)	2,903	144,134
Diamondback Energy, Inc. (b)	2,013	154,679
Gastar Exploration, Inc. (b)	6,130	16,061
Matador Resources Co. (b)	5,795	127,026
Nordic American Tankers Ltd.	47,600	566,916
Synergy Resources Corp. (b)	8,299	98,343
Teekay Tankers Ltd., Class A	65,115	373,760
World Fuel Services Corp.	1,325	76,161

		1,690,577

Paper & Forest Products—1.5%
Boise Cascade Co. (b)	4,457	166,959
Clearwater Paper Corp. (b)	2,060	134,518
KapStone Paper and Packaging Corp.	5,010	164,529
Mercer International, Inc. (b)	60,775	933,504
Neenah Paper, Inc. (a)	967	60,476

		1,459,986

	Shares	Value*

Personal Products—0.1%
Coty, Inc., Class A (b)	3,920	$95,138

Pharmaceuticals—4.8%
Akorn, Inc. (b)	2,393	113,691
ANI Pharmaceuticals, Inc. (b)	12,821	801,954
Cempra, Inc. (b)	1,014	34,790
Depomed, Inc. (b)	12,242	274,343
Horizon Pharma PLC (b)	37,649	977,744
IGI Laboratories, Inc. (a)(b)	25,265	206,162
Impax Laboratories, Inc. (b)	14,629	685,661
Intersect ENT, Inc. (b)	1,801	46,520
Lannett Co., Inc. (b)	3,765	254,928
Nektar Therapeutics (b)	8,957	98,527
Omeros Corp. (b)	1,997	43,994
Pacira Pharmaceuticals, Inc. (b)	2,467	219,193
Pernix Therapeutics Holdings, Inc. (b)	20,423	218,322
Phibro Animal Health Corp., Class A	7,975	282,395
Sucampo Pharmaceuticals, Inc., Class A (b)	19,855	308,944
Supernus Pharmaceuticals, Inc. (b)	2,206	26,671
Tetraphase Pharmaceuticals, Inc. (b)	3,292	120,619

		4,714,458

Professional Services—1.3%
Barrett Business Services, Inc.	727	31,145
FTI Consulting, Inc. (b)	8,135	304,737
GP Strategies Corp. (b)	1,435	53,095
Huron Consulting Group, Inc. (b)	4,929	326,053
ICF International, Inc. (b)	3,151	128,718
Korn/Ferry International	5,949	195,544
TriNet Group, Inc. (b)	5,040	177,559

		1,216,851

Real Estate Investment Trust—6.6%
AG Mortgage Investment Trust, Inc.	8,000	150,720
American Capital Mortgage Investment Corp.	3,835	68,877
American Homes 4 Rent	3,565	59,001
Anworth Mortgage Asset Corp.	35,395	180,161
Brandywine Realty Trust	5,345	85,413
Capstead Mortgage Corp.	29,085	342,330
Cedar Realty Trust, Inc.	91,115	682,451
Chimera Investment Corp.	49,820	156,435
CYS Investments, Inc.	104,800	933,768
FelCor Lodging Trust, Inc.	75,780	870,712
Five Oaks Investment Corp.	6,025	64,166
Gladstone Commercial Corp.	2,525	46,990
Hatteras Financial Corp.	8,825	160,262
Healthcare Realty Trust, Inc.	1,710	47,504
Investors Real Estate Trust	67,505	506,288
National Health Investors, Inc.	1,300	92,313
New Residential Investment Corp.	49,515	744,211
Orchid Island Capital, Inc.	14,030	185,757
Physicians Realty Trust	13,065	230,075
Preferred Apartment Communities, Inc., Class A	33,805	365,770

Schedule of Investments

AllianzGI Small-Cap Blend Fund

March 31, 2015 (unaudited) (continued)

	Shares	Value*

Resource Capital Corp.	19,160	$86,986
Ryman Hospitality Properties, Inc.	3,620	220,494
Silver Bay Realty Trust Corp.	5,745	92,839
Winthrop Realty Trust	4,250	69,360

		6,442,883

Real Estate Management & Development—0.2%
Kennedy-Wilson Holdings, Inc.	6,378	166,721

Road & Rail—1.1%
ArcBest Corp.	788	29,857
Celadon Group, Inc.	1,759	47,880
Covenant Transportation Group, Inc., Class A (b)	1,254	41,583
PAM Transportation Services, Inc. (b)	10,125	579,859
Ryder System, Inc.	1,886	178,962
Swift Transportation Co. (b)	6,238	162,313

		1,040,454

Semiconductors & Semiconductor Equipment—5.7%
Advanced Energy Industries, Inc. (b)	32,555	835,361
Ambarella, Inc. (b)	669	50,650
Cirrus Logic, Inc. (b)	31,425	1,045,196
Cypress Semiconductor Corp.	10,712	151,146
DSP Group, Inc. (b)	6,710	80,386
FormFactor, Inc. (b)	6,124	54,320
Inphi Corp. (b)	7,738	137,969
Integrated Device Technology, Inc. (b)	10,665	213,513
IXYS Corp.	25,375	312,620
Kulicke & Soffa Industries, Inc. (b)	10,479	163,787
M/A-COM Technology Solutions Holdings, Inc. (b)	5,450	203,067
Mattson Technology, Inc. (b)	26,330	103,740
Mellanox Technologies Ltd. (b)	3,680	166,851
PDF Solutions, Inc. (b)	2,568	46,019
Pixelworks, Inc. (b)	6,460	32,429
Qorvo, Inc. (b)	11,649	928,425
SunEdison, Inc. (b)	7,533	180,792
Synaptics, Inc. (b)	2,033	165,293
Tessera Technologies, Inc.	4,100	165,148
Tower Semiconductor Ltd. (b)	20,496	348,022
Xcerra Corp. (b)	14,580	129,616

		5,514,350

Software—4.1%
ACI Worldwide, Inc. (b)	8,666	187,705
Blackbaud, Inc.	1,505	71,307
Cadence Design Systems, Inc. (b)	9,195	169,556
Callidus Software, Inc. (b)	3,820	48,438
ePlus, Inc. (b)	647	56,244
Guidewire Software, Inc. (b)	3,723	195,867
Mentor Graphics Corp.	9,357	224,849
MicroStrategy, Inc., Class A (b)	4,660	788,425
Progress Software Corp. (b)	28,525	775,024
PTC, Inc. (b)	2,795	101,095
Rubicon Project, Inc. (b)	31,730	568,602
Synchronoss Technologies, Inc. (b)	3,723	176,694

	Shares	Value*

Take-Two Interactive Software, Inc. (b)	6,000	$152,730
Ultimate Software Group, Inc. (b)	1,372	233,178
Verint Systems, Inc. (b)	4,144	256,638

		4,006,352

Specialty Retail—4.9%
American Eagle Outfitters, Inc.	31,405	536,397
Big 5 Sporting Goods Corp.	45,825	608,098
Citi Trends, Inc. (b)	1,978	53,406
CST Brands, Inc.	4,040	177,073
DSW, Inc., Class A	3,890	143,463
Group 1 Automotive, Inc.	7,935	685,029
Kirkland’s, Inc. (b)	26,327	625,266
Monro Muffler Brake, Inc.	2,515	163,601
Penske Automotive Group, Inc.	16,759	862,921
Rent-A-Center, Inc.	2,190	60,094
Select Comfort Corp. (b)	19,740	680,438
Shoe Carnival, Inc.	1,378	40,568
Stage Stores, Inc.	5,460	125,143
Tilly’s, Inc., Class A (b)	2,693	42,145

		4,803,642

Technology Hardware, Storage & Peripherals—1.6%
Avid Technology, Inc. (b)	3,965	59,079
Electronics for Imaging, Inc. (b)	3,863	161,280
QLogic Corp. (b)	47,120	694,549
Super Micro Computer, Inc. (b)	20,439	678,779

		1,593,687

Textiles, Apparel & Luxury Goods—1.2%
Carter’s, Inc.	435	40,224
Columbia Sportswear Co.	675	41,108
Crocs, Inc. (b)	3,245	38,323
Fossil Group, Inc. (b)	480	39,576
Unifi, Inc. (b)	27,517	993,089

		1,152,320

Thrifts & Mortgage Finance—1.9%
America First Multifamily Investors L.P.	57,080	317,936
Beneficial Bancorp, Inc. (b)	3,435	38,781
Capitol Federal Financial, Inc.	12,185	152,313
Charter Financial Corp.	37,360	429,640
Clifton Bancorp, Inc.	6,430	90,727
Dime Community Bancshares, Inc.	2,870	46,207
EverBank Financial Corp.	9,130	164,614
LendingTree, Inc. (b)	3,666	205,333
Meridian Bancorp, Inc. (b)	3,978	52,390
Meta Financial Group, Inc.	1,440	57,211
Northfield Bancorp, Inc.	11,700	173,394
Northwest Bancshares, Inc.	5,270	62,450
Territorial Bancorp, Inc.	1,915	45,500

		1,836,496

Tobacco—0.2%
Universal Corp. (a)	1,850	87,246
Vector Group Ltd.	5,565	122,263

		209,509

Schedule of Investments

AllianzGI Small-Cap Blend Fund

March 31, 2015 (unaudited) (continued)

	Shares	Value*

Trading Companies & Distributors—0.5%
Air Lease Corp.	5,040	$190,210
Aircastle Ltd.	9,357	210,158
MSC Industrial Direct Co., Inc., Class A	740	53,428
Watsco, Inc.	320	40,224

		494,020

Transportation Infrastructure—0.3%
Macquarie Infrastructure Co. LLC	3,080	253,453

Water Utilities—0.1%
SJW Corp.	4,590	141,877

Wireless Telecommunication Services—0.0%
Telephone & Data Systems, Inc.	1,645	40,961

Total Common Stock (cost—$86,641,832)		95,371,101

EXCHANGE-TRADED FUNDS—0.3%

iShares Russell 2000 (cost—$289,520)	2,380	295,953

	Principal Amount (000s)

Repurchase Agreements—2.2%
State Street Bank and Trust Co., dated 3/31/15, 0.00%, due 4/1/15, proceeds $2,133,000; collateralized by U.S. Treasury Notes, 2.125%, due 8/31/20, valued at $2,178,675 including accrued interest (cost—$2,133,000)	$2,133	2,133,000

Total Investments (cost—$89,064,352)—100.4%		97,800,054

Liabilities in excess of other assets—(0.4)%		(382,458)

Net Assets—100.0%		$97,417,596

Notes to Schedule of Investments:

(a)	Affiliated security.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI Technology Fund

March 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—94.7%

Automobiles—3.1%
Tesla Motors, Inc. (b)(c)	222,740	$42,046,630

Chemicals—0.0%
Monsanto Co.	100	11,254

Communications Equipment—7.9%
Alcatel-Lucent (c)	1,146,000	4,308,339
Alcatel-Lucent ADR (c)	2,139,645	7,980,876
Cisco Systems, Inc. (b)	1,161,500	31,970,287
JDS Uniphase Corp. (c)	100	1,312
Juniper Networks, Inc.	100	2,258
Motorola Solutions, Inc.	100	6,667
Palo Alto Networks, Inc. (c)	416,285	60,810,913
QUALCOMM, Inc.	16,800	1,164,912

		106,245,564

Diversified Consumer Services—0.0%
New Oriental Education & Technology Group, Inc. ADR (c)	6,000	133,020

Diversified Telecommunication Services—0.0%
Verizon Communications, Inc.	100	4,863

Electrical Equipment—1.1%
Nidec Corp.	225,900	14,995,627

Electronic Equipment, Instruments & Components—3.6%
CDW Corp.	510,600	19,014,744
Corning, Inc.	430,000	9,752,400
Flextronics International Ltd. (c)	927,625	11,757,647
IPG Photonics Corp. (c)	64,530	5,981,931
Keyence Corp.	2,800	1,527,951
LG Display Co., Ltd.	1,000	28,300
Samsung Electro-Mechanics Co., Ltd.	170	11,768
TPK Holding Co., Ltd.	100	697

		48,075,438

Health Care Technology—0.1%
Veeva Systems, Inc., Class A (c)	32,145	820,662

Internet & Catalog Retail—6.9%
Amazon.com, Inc. (c)	96,605	35,946,720
Expedia, Inc.	80,800	7,605,704
JD.com, Inc. ADR (c)	83,120	2,442,066
Netflix, Inc. (c)	9,750	4,062,728
Priceline Group, Inc. (c)	18,555	21,600,803
Rakuten, Inc.	1,000	17,608
Vipshop Holdings Ltd. ADR (c)	734,785	21,632,070

		93,307,699

Internet Software & Services—17.1%
58.com, Inc. ADR (c)	100	5,288
Akamai Technologies, Inc. (c)	128,830	9,152,727

	Shares	Value*

Alibaba Group Holding Ltd. ADR (c)	75,505	$6,285,036
Autohome, Inc. ADR (c)	4,968	218,443
Baidu, Inc. ADR (c)	100	20,840
Cornerstone OnDemand, Inc. (c)	100	2,889
Criteo S.A. ADR (c)	321,320	12,692,140
eBay, Inc. (b)(c)	35,085	2,023,703
Facebook, Inc., Class A (c)	1,126,415	92,608,209
Google, Inc., Class A (b)(c)	34,235	18,990,155
Google, Inc., Class C (c)	29,070	15,930,360
LinkedIn Corp., Class A (c)	75,030	18,746,996
NAVER Corp.	100	60,330
NetEase, Inc. ADR	127,760	13,453,128
Phoenix New Media Ltd. ADR (c)	100	567
Qihoo 360 Technology Co., Ltd. ADR (c)	100	5,120
Rackspace Hosting, Inc. (c)	303,735	15,669,689
SINA Corp. (c)	100	3,216
SouFun Holdings Ltd. ADR	100	600
Tencent Holdings Ltd.	870,800	16,547,642
Twitter, Inc. (c)	177,800	8,904,224
Yahoo!, Inc. (c)	100	4,444
Yelp, Inc. (c)	100	4,735
Zillow Group, Inc., Class A (c)	44	4,413

		231,334,894

IT Services—9.9%
Alliance Data Systems Corp. (c)	8,090	2,396,662
Amadeus IT Holding S.A., Class A	143,500	6,149,993
Cognizant Technology Solutions Corp., Class A (c)	412,290	25,722,773
Computer Sciences Corp.	217,745	14,214,394
Fidelity National Information Services, Inc.	168,590	11,474,235
Fiserv, Inc. (c)	141,125	11,205,325
Mastercard, Inc., Class A	191,125	16,511,289
Tata Consultancy Services Ltd.	1,000	40,907
Visa, Inc., Class A (b)	692,960	45,326,513

		133,042,091

Media—0.0%
Comcast Corp., Class A	100	5,647

Real Estate Investment Trust—0.1%
American Tower Corp.	9,200	866,180

Semiconductors & Semiconductor Equipment—14.6%
Advanced Micro Devices, Inc. (c)	100	268
Analog Devices, Inc. (b)	100	6,300
Applied Materials, Inc.	100	2,256
Atmel Corp.	100	823
Avago Technologies Ltd. (b)	367,165	46,622,612
Broadcom Corp., Class A	458,615	19,855,736
Intel Corp.	398,400	12,457,968
Lam Research Corp.	296,830	20,847,855
Marvell Technology Group Ltd.	17,815	261,880
MediaTek, Inc.	17,000	229,598

Schedule of Investments

AllianzGI Technology Fund

March 31, 2015 (unaudited) (continued)

	Shares	Value*
Micron Technology, Inc. (b)(c)	464,230	$12,594,560
NXP Semiconductors NV (c)	293,700	29,475,732
Qorvo, Inc. (c)	60,800	4,845,760
SK Hynix, Inc.	13,000	531,006
Skyworks Solutions, Inc.	462,210	45,430,621
SunPower Corp. (c)	102,935	3,222,895
Taiwan Semiconductor Manufacturing Co., Ltd.	206,000	957,397
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	20,800	488,384
Teradyne, Inc.	100	1,885
Texas Instruments, Inc.	100	5,719
Veeco Instruments, Inc. (c)	100	3,055
Xilinx, Inc.	100	4,230

		197,846,540

Software—19.9%
Activision Blizzard, Inc.	100	2,273
Adobe Systems, Inc. (c)	265,275	19,614,433
Aspen Technology, Inc. (c)	41,840	1,610,422
Autodesk, Inc. (c)	550,334	32,271,586
Check Point Software Technologies Ltd. (c)	161,970	13,276,681
FireEye, Inc. (c)	361,055	14,171,409
Fortinet, Inc. (c)	304,600	10,645,770
Imperva, Inc. (c)	28,600	1,221,220
Infoblox, Inc. (c)	471,200	11,247,544
Informatica Corp. (c)	230,553	10,110,902
Intuit, Inc.	131,450	12,745,392
Microsoft Corp. (b)	100	4,065
NetSuite, Inc. (c)	100	9,276
Oracle Corp. (b)	661,800	28,556,670
Proofpoint, Inc. (c)	87,700	5,193,594
Qualys, Inc. (c)	96,290	4,475,559
Sage Group PLC	160,900	1,111,453
Salesforce.com, Inc. (c)	230,585	15,405,384
ServiceNow, Inc. (c)	767,970	60,500,677
Splunk, Inc. (c)	136,275	8,067,480
Symantec Corp.	100	2,336
Tableau Software, Inc., Class A (c)	205,950	19,054,494
Workday, Inc., Class A (c)	100	8,441
Zendesk, Inc. (c)	100	2,269

		269,309,330

Technology Hardware, Storage & Peripherals—10.4%
Apple, Inc. (b)	609,325	75,818,310
Asustek Computer, Inc.	528,000	5,307,979
Catcher Technology Co., Ltd.	1,000	10,458
Diebold, Inc.	100	3,546
EMC Corp.	30,100	769,356
Hewlett-Packard Co.	100	3,116
Lenovo Group Ltd.	455,000	661,858
NEC Corp.	16,000	46,999
NetApp, Inc.	100	3,546
Samsung Electronics Co., Ltd.	19,390	25,144,045
SanDisk Corp.	100	6,362

	Shares	Value*
Seagate Technology PLC	100	$5,203
Western Digital Corp.	362,350	32,977,473

		140,758,251

Total Common Stock (cost—$941,083,072)		1,278,803,690

EXCHANGE-TRADED FUNDS—0.0%
iShares FTSE A50 China Index	1,000	1,718
iShares MSCI Emerging Markets Index	100	4,013

Total Exchange-Traded Funds (cost—$5,747)		5,731

	Principal Amount (000s)

Repurchase Agreements—3.7%
State Street Bank and Trust Co., dated 3/31/15, 0.00%, due 4/1/15, proceeds $50,563,000; collateralized by U.S. Treasury Notes, 2.00%, due 9/30/20, valued at $51,579,325 including accrued interest (cost—$50,563,000)	$50,563	50,563,000

	Contracts

OPTIONS PURCHASED (c)(d)—1.7%

Call Options—1.4%
Apple, Inc.,
strike price $118.57, expires 1/15/16	4,669	6,735,032
strike price $140.00, expires 1/20/17	1,737	2,162,565
eBay, Inc.,
strike price $60.00, expires 1/20/17	5,904	4,354,200
Intuit, Inc.,
strike price $95.00, expires 1/15/16	2,562	2,228,940
Microsoft Corp.,
strike price $50.00, expires 1/15/16	11,000	473,000
Sunpower Corp.,
strike price $35.00, expires 1/15/16	7,254	2,411,955

		18,365,692

Put Options—0.3%
Alibaba Group Holding Ltd., strike price $80.00, expires 4/17/15	75	3,975
strike price $85.00, expires 4/17/15	900	238,500

Schedule of Investments

AllianzGI Technology Fund

March 31, 2015 (unaudited) (continued)

	Contracts	Value*

International Business Machines Corp.,
strike price $150.00, expires 1/15/16	2,100	$1,617,000
Tesla Motors, Inc.,
strike price $175.00, expires 9/18/15	1,500	2,546,250

		4,405,725

Total Options Purchased (cost—$21,272,278)		22,771,417

Total Investments, before options written and securities sold short (cost—$1,012,924,097)—100.1%		1,352,143,838

OPTIONS WRITTEN (c)(d)—(1.3)%

Call Options—(0.4)%
Alibaba Group Holding Ltd.,
strike price $92.50, expires 4/17/15	75	(637)
strike price $95.00, expires 4/17/15	900	(4,050)
International Business Machines Corp.,
strike price $170.00, expires 1/15/16	2,100	(1,291,500)
Tesla Motors, Inc.,
strike price $220.00, expires 6/19/15	1,472	(839,040)
strike price $230.00, expires 6/19/15	1,100	(442,750)
strike price $240.00, expires 6/19/15	1,400	(390,600)
strike price $205.00, expires 9/18/15	1,500	(2,433,750)

		(5,402,327)

Put Options—(0.9)%
Apple, Inc.,
strike price $98.57, expires 1/15/16	4,669	(1,424,045)
strike price $115.00, expires 1/20/17	1,737	(2,518,650)
Canadian Solar, Inc.,
strike price $20.00, expires 4/17/15	2,254	(22,540)
eBay, Inc.,
strike price $50.00, expires 1/20/17	5,904	(2,361,600)
Intuit, Inc.,
strike price $75.00, expires 1/15/16	2,562	(429,135)
Microsoft Corp.,
strike price $40.00, expires 1/15/16	11,000	(3,410,000)

	Contracts	Value*
Pandora Media, Inc.,
strike price $13.00, expires 1/15/16	2,158	$(328,016)
strike price $15.00, expires 1/15/16	3,318	(784,707)
Sunpower Corp.,
strike price $20.00, expires 1/15/16	7,254	(700,011)
TripAdvisor, Inc.,
strike price $65.00, expires 6/19/15	1,819	(122,783)
VMware, Inc.,
strike price $70.00, expires 7/17/15	1,674	(196,695)

		(12,298,182)

Total Options Written (premiums received—$27,482,001)		(17,700,509)

SECURITIES SOLD SHORT—(2.1)%

Common Stock—(1.1)%

Communications Equipment—(0.0)%
Nokia Oyj ADR	9,770	(74,056)

Internet & Catalog Retail—(0.1)%
TripAdvisor, Inc. (c)	17,500	(1,455,475)

IT Services—(0.0)%
International Business Machines Corp.	100	(16,050)

Semiconductors & Semiconductor Equipment—(0.2)%
Cypress Semiconductor Corp.	100	(1,411)
Integrated Device Technology, Inc. (c)	140,000	(2,802,800)

		(2,804,211)

Software—(0.8)%
Citrix Systems, Inc. (c)	22,192	(1,417,403)
VMware, Inc., Class A (c)	107,185	(8,790,242)

		(10,207,645)

Total Common Stock (proceeds received—$13,959,897)		(14,557,437)

Exchange-Traded Fund—(1.0)%
CurrencyShares Japanese Yen Trust (c) (proceeds received—$14,403,986)	169,600	(13,740,992)

Total Securities Sold Short (proceeds received—$28,363,883)		(28,298,429)

Total Investments, net of options written and securities sold short (cost—$957,078,213) (a)—96.7%		1,306,144,900

Other assets less other liabilities—3.3%		44,069,078

Net Assets—100.0%		$1,350,213,978

Schedule of Investments

AllianzGI Technology Fund

March 31, 2015 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Securities (net of securities sold short) with an aggregate value of $77,649,048, representing 5.8% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	All or partial amount segregated for the benefit of the counterparty as collateral for securities sold short and options written.
(c)	Non-income producing.
(d)	Exchange traded-Chicago Board Options Exchange.

Glossary:

ADR—American Depositary Receipt

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

(e)	Transactions in options written for the nine months ended March 31, 2015:

	Contracts	Premiums
Options outstanding, June 30, 2014	51,807	$21,838,110
Options written	144,075	62,228,702
Options terminated in closing transactions	(69,576)	(29,438,528)
Options expired	(73,410)	(27,146,283)

Options outstanding, March 31, 2015	52,896	$27,482,001

Schedule of Investments

AllianzGI U.S. Managed Volatility Fund

March 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—98.1%

Banks—1.2%
BOK Financial Corp.	15,880	$972,174

Beverages—5.5%
Coca-Cola Co.	55,385	2,245,862
PepsiCo, Inc.	25,135	2,403,408

		4,649,270

Capital Markets—1.6%
Interactive Brokers Group, Inc., Class A	40,915	1,391,928

Chemicals—3.7%
Praxair, Inc.	19,345	2,335,715
Scotts Miracle-Gro Co., Class A	11,900	799,323

		3,135,038

Commercial Services & Supplies—4.0%
Covanta Holding Corp.	54,765	1,228,379
Republic Services, Inc.	11,580	469,685
Stericycle, Inc. (a)	11,680	1,640,222

		3,338,286

Containers & Packaging—0.9%
Silgan Holdings, Inc.	12,340	717,324

Diversified Financial Services—0.3%
CME Group, Inc.	2,455	232,513

Diversified Telecommunication Services—11.4%
AT&T, Inc.	72,630	2,371,370
CenturyLink, Inc.	64,460	2,227,093
Frontier Communications Corp.	162,205	1,143,545
Verizon Communications, Inc.	51,500	2,504,445
Windstream Holdings, Inc.	191,340	1,415,916

		9,662,369

Electric Utilities—11.5%
Duke Energy Corp.	32,594	2,502,567
Edison International	4,900	306,103
Entergy Corp.	27,140	2,103,079
ITC Holdings Corp.	55,370	2,072,499
Southern Co.	56,025	2,480,787
Xcel Energy, Inc.	6,750	234,968

		9,700,003

Energy Equipment & Services—0.4%
Frank’s International NV	19,500	364,650

Food & Staples Retailing—2.0%
Sysco Corp.	25,475	961,172
Wal-Mart Stores, Inc.	8,940	735,315

		1,696,487

Food Products—2.9%
Pinnacle Foods, Inc.	60,630	2,474,310

Health Care Equipment & Supplies—0.9%
Sirona Dental Systems, Inc. (a)	8,660	779,313

	Shares	Value*

Health Care Providers & Services—3.1%
AmerisourceBergen Corp.	4,345	$493,896
DaVita HealthCare Partners, Inc. (a)	12,875	1,046,480
MEDNAX, Inc. (a)	9,990	724,375
Quest Diagnostics, Inc.	4,290	329,687

		2,594,438

Hotels, Restaurants & Leisure—0.3%
Aramark	7,185	227,262

Household Products—4.1%
Clorox Co.	16,390	1,809,292
Procter & Gamble Co.	20,180	1,653,549

		3,462,841

Insurance—4.4%
Erie Indemnity Co., Class A	3,200	279,232
Markel Corp. (a)	2,245	1,726,315
Validus Holdings Ltd.	7,810	328,801
White Mountains Insurance Group Ltd.	2,060	1,410,111

		3,744,459

Internet Software & Services—0.3%
Twitter, Inc. (a)	4,890	244,891

IT Services—2.2%
Amdocs Ltd.	21,855	1,188,912
Science Applications International Corp.	13,395	687,833

		1,876,745

Media—1.8%
Morningstar, Inc.	8,245	617,633
Regal Entertainment Group, Class A	9,790	223,604
Thomson Reuters Corp.	15,845	642,673

		1,483,910

Metals & Mining—0.6%
Compass Minerals International, Inc.	2,970	276,834
Newmont Mining Corp.	11,155	242,175

		519,009

Multi-Utilities—4.4%
Consolidated Edison, Inc.	40,505	2,470,805
PG&E Corp.	19,070	1,012,045
TECO Energy, Inc.	12,045	233,673

		3,716,523

Oil, Gas & Consumable Fuels—4.1%
Antero Resources Corp. (a)	7,855	277,439
Chevron Corp.	6,610	693,918
Exxon Mobil Corp.	19,520	1,659,200
HollyFrontier Corp.	5,665	228,129
Occidental Petroleum Corp.	3,200	233,600
Ultra Petroleum Corp. (a)	23,745	371,134

		3,463,420

Personal Products—2.2%
Coty, Inc., Class A (a)	78,135	1,896,336

Schedule of Investments

AllianzGI U.S. Managed Volatility Fund

March 31, 2015 (unaudited) (continued)

	Shares	Value*

Pharmaceuticals—0.9%
Johnson & Johnson	5,360	$539,216
Pfizer, Inc.	6,725	233,963

		773,179

Real Estate Investment Trust—11.2%
American Homes 4 Rent	74,220	1,228,341
Annaly Capital Management, Inc.	23,435	243,724
Brixmor Property Group, Inc.	82,770	2,197,543
Chimera Investment Corp.	207,230	650,702
Crown Castle International Corp.	29,770	2,457,216
Hatteras Financial Corp.	49,825	904,822
MFA Financial, Inc.	63,000	495,180
Post Properties, Inc.	7,815	444,908
Spirit Realty Capital, Inc.	33,010	398,761
Starwood Property Trust, Inc.	17,450	424,035

		9,445,232

Specialty Retail—0.3%
DSW, Inc., Class A	7,385	272,359

Technology Hardware, Storage & Peripherals—0.8%
Apple, Inc.	5,725	712,362

Textiles, Apparel & Luxury Goods—0.3%
Carter’s, Inc.	2,625	242,734

Thrifts & Mortgage Finance—2.8%
Capitol Federal Financial, Inc.	145,655	1,820,688
TFS Financial Corp.	34,250	502,790

		2,323,478

Tobacco—1.6%
Philip Morris International, Inc.	18,460	1,390,592

	Shares	Value*

Water Utilities—2.9%
American Water Works Co., Inc.	45,675	$2,476,042

Wireless Telecommunication Services—3.5%
SBA Communications Corp., Class A (a)	21,145	2,476,079
Sprint Corp. (a)	106,220	503,483

		2,979,562

Total Common Stock (cost—$82,594,985)		82,959,039

	Principal Amount (000s)

Repurchase Agreements—1.7%
State Street Bank and Trust Co., dated 3/31/15, 0.00%, due 4/1/15, proceeds $1,426,000; collateralized by U.S. Treasury Notes, 2.125%, due 8/31/20, valued at $1,459,350 including accrued interest (cost—$1,426,000)	$1,426	1,426,000

Total Investments (cost—$84,020,985)—99.8%		84,385,039

Other assets less liabilities—0.2%		152,748

Net Assets—100.0%		$84,537,787

Notes to Schedule of Investments:

(a)	Non-income producing.

*	Portfolio securities and other assets for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Investments in underlying funds are valued at the closing net asset value per share (“NAV”) of each underlying fund as reported on each business day. The Funds’ investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available, and has delegated primary responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Adviser”) and the Funds’ sub-advisers Allianz Global Investors U.S. LLC and NFJ Investment Group LLC (each a “Sub-Adviser” and collectively the “Sub-Advisers”), each an affiliate of the Investment Adviser. The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as instructed by the Board. Each Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer or other factors. If a Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premium or discount based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of each share class of a Fund may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The NAV of each share class of a Fund is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair-valuing the securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of each share class of a Fund is calculated. With respect to certain foreign securities, the Funds may fair-value securities using modeling tools provided by third-party vendors. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of each share class of a Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Funds have the ability to access

•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3—valuations based on significant unobservable inputs (including the Sub-Advisers’ or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Funds to measure fair value during the nine months ended March 31, 2015 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds—Convertible bonds are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at March 31, 2015 in valuing each Fund’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedules of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/15
AllianzGI Emerging Markets Opportunities:
Investments in Securities—Assets
Common Stock:
Brazil	$7,960,347	—	—	$7,960,347
China	687,680	$21,914,375	$2,952,268	25,554,323
Korea (Republic of)	864,334	24,245,929	—	25,110,263
Malaysia	633,960	813,998	—	1,447,958
Mexico	2,239,132	—	—	2,239,132
Russian Federation	1,293,743	—	—	1,293,743
Switzerland	1,170,599	—	—	1,170,599
United States	4,517,422	—	—	4,517,422
All Other	—	51,980,494	—	51,980,494
Preferred Stock:
Brazil	830,933	—	—	830,933
Russian Federation	—	—	3,306,266	3,306,266
Repurchase Agreements	—	1,317,000	—	1,317,000

Totals	$20,198,150	$100,271,796	$6,258,534	$126,728,480

AllianzGI Focused Growth:
Investments in Securities—Assets
Common Stock	$677,145,562	—	`—	$677,145,562
Repurchase Agreements	—	$17,663,000	—	17,663,000

Totals	$677,145,562	$17,663,000	—	$694,808,562

AllianzGI Global Natural Resources:
Investments in Securities—Assets
Common Stock:
Australia	—	$656,482	—	$656,482
China	$946,768	465,046	—	1,411,814
Denmark	—	538,393	—	538,393
France	—	1,605,866	—	1,605,866
Germany	—	735,042	—	735,042
Japan	—	2,082,808	—	2,082,808
Norway	—	680,103	—	680,103
South Africa	—	521,390	—	521,390
Spain	—	709,520	—	709,520
United Kingdom	—	2,436,261	—	2,436,261
All Other	39,910,325	—	—	39,910,325
Repurchase Agreements	—	1,898,000	—	1,898,000

	40,857,093	12,328,911	—	53,186,004

Investments in Securities—Liabilities
Options Written:
Market Price	(676,432)	—	—	(676,432)

Totals	$40,180,661	$12,328,911	—	$52,509,572

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/15
AllianzGI Global Small-Cap:
Investments in Securities—Assets
Common Stock:
Australia	—	$2,204,981	—	$2,204,981
Austria	—	2,754,426	—	2,754,426
China	—	1,466,509	—	1,466,509
Denmark	$1,486,225	2,438,464	—	3,924,689
Finland	—	1,053,923	—	1,053,923
France	4,720,928	751,393	—	5,472,321
Germany	—	5,657,520	—	5,657,520
Hong Kong	601,683	1,499,107	—	2,100,790
Ireland	2,279,939	1,242,301	—	3,522,240
Italy	—	2,856,071	—	2,856,071
Japan	—	24,454,006	—	24,454,006
Korea (Republic of)	—	120,814	—	120,814
New Zealand	—	259,007	—	259,007
Norway	—	260,693	—	260,693
Philippines	—	766,972	—	766,972
Spain	1,409,747	3,238,346	—	4,648,093
Sweden	—	4,849,448	—	4,849,448
Switzerland	996,656	2,080,195	—	3,076,851
Taiwan	—	2,333,299	—	2,333,299
Thailand	—	—	$961,830	961,830
United Kingdom	—	9,302,155	—	9,302,155
All Other	124,473,282	—	—	124,473,282

Totals	$135,968,460	$69,589,630	$961,830	$206,519,920

AllianzGI Health Sciences:
Investments in Securities—Assets
Common Stock:
Biotechnology	$55,555,485	$776,195	—	$56,331,680
Health Care Providers & Services	20,741,676	1,702,749	—	22,444,425
Pharmaceuticals	65,475,240	10,634,643	—	76,109,883
All Other	44,995,690	—	—	44,995,690
Warrants	—	—	$57,068	57,068
Repurchase Agreements	—	4,122,000	—	4,122,000
Options Purchased:
Market Price	2,350,080	—	—	2,350,080

Totals	$189,118,171	$17,235,587	$57,068	$206,410,826

AllianzGI Income & Growth:
Investments in Securities—Assets
Common Stock	$951,293,308	—	—	$951,293,308
Corporate Bonds & Notes	—	$891,088,088	—	891,088,088
Convertible Bonds	—	710,813,540	—	710,813,540
Convertible Preferred Stock:
Automobiles	—	—	$5,020,560	5,020,560
Banks	18,035,265	—	7,958,692	25,993,957
Diversified Telecommunication Services	—	1,514,109	—	1,514,109
Food Products	11,174,155	10,306,610	7,904,370	29,385,135
Health Care Equipment & Supplies	—	—	12,345,750	12,345,750
Health Care Providers & Services	—	—	8,046,773	8,046,773
Iron/Steel	—	4,905,066	—	4,905,066
Machinery	—	13,035,853	—	13,035,853
Oil, Gas & Consumable Fuels	4,906,475	11,465,156	—	16,371,631
Pharmaceuticals	—	23,450,619	—	23,450,619
All Other	74,312,152	—	—	74,312,152
Repurchase Agreements	—	89,057,000	—	89,057,000

	1,059,721,355	1,755,636,041	41,276,145	2,856,633,541

Investments in Securities—Liabilities
Options Written:
Market Price	(627,763)	—	—	(627,763)

Totals	$1,059,093,592	$1,755,636,041	$41,276,145	$2,856,005,778

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/15
AllianzGI International Managed Volatility:
Investments in Securities—Assets
Common Stock:
Australia	$1,502,089	$6,726,923	—	$8,229,012
France	569,763	6,604,499	—	7,174,262
Hong Kong	3,641,943	8,893,497	—	12,535,440
Luxembourg	451,649	—	—	451,649
Netherlands	422,034	1,698,474	$1,381,270	3,501,778
United Kingdom	370,885	7,221,537	—	7,592,422
All Other	—	44,234,964	—	44,234,964
Rights	110,270	—	—	110,270
Repurchase Agreements	—	1,083,000	—	1,083,000

Totals	$7,068,633	$76,462,894	$1,381,270	$84,912,797

AllianzGI Mid-Cap:
Investments in Securities—Assets
Common Stock	$334,812,994	—	—	$334,812,994

Totals	$334,812,994	—	—	$334,812,994

AllianzGI NFJ All-Cap Value:
Investments in Securities—Assets
Common Stock	$28,103,794	—	—	$28,103,794
Repurchase Agreements	—	$610,000	—	610,000

Totals	$28,103,794	$610,000	—	$28,713,794

AllianzGI NFJ Dividend Value:
Investments in Securities—Assets
Common Stock	$8,668,970,644	—	—	$8,668,970,644
Repurchase Agreements	—	$70,326,000	—	70,326,000

Totals	$8,668,970,644	$70,326,000	—	$8,739,296,644

AllianzGI NFJ International Value:
Investments in Securities—Assets
Common Stock:
Australia	$53,337,347	$21,774,527	—	$75,111,874
China	—	232,853,907	—	232,853,907
Denmark	—	20,943,568	—	20,943,568
France	—	77,528,363	—	77,528,363
Germany	—	80,716,922	—	80,716,922
Hong Kong	—	112,813,474	—	112,813,474
Indonesia	—	28,631,362	—	28,631,362
Ireland	—	21,777,466	—	21,777,466
Israel	82,952,450	27,625,111	—	110,577,561
Japan	54,391,800	280,150,825	—	334,542,625
Netherlands	—	53,342,833	—	53,342,833
Norway	27,157,201	81,747,902	—	108,905,103
United Kingdom	236,055,154	278,270,756	—	514,325,910
All Other	832,496,282	—	—	832,496,282
Preferred Stock	—	51,871,733	—	51,871,733
Repurchase Agreements	—	75,545,000	—	75,545,000

Totals	$1,286,390,234	$1,445,593,749	—	$2,731,983,983

AllianzGI NFJ Large-Cap Value:
Investments in Securities—Assets
Common Stock	$711,148,109	—	—	$711,148,109
Repurchase Agreements	—	$6,712,000	—	6,712,000

Totals	$711,148,109	$6,712,000	—	$717,860,109

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/15
AllianzGI NFJ Mid-Cap Value:
Investments in Securities—Assets
Common Stock	$731,718,263	—	—	$731,718,263
Mutual Funds	7,012,454	—	—	7,012,454
Repurchase Agreements	—	$18,023,000	—	18,023,000

Totals	$738,730,717	$18,023,000	—	$756,753,717

AllianzGI NFJ Small-Cap Value:
Investments in Securities—Assets
Common Stock	$6,244,035,078	—	—	$6,244,035,078
Mutual Funds	39,803,252	—	—	39,803,252
Repurchase Agreements	—	$303,055,000	—	303,055,000

Totals	$6,283,838,330	$303,055,000	—	$6,586,893,330

AllianzGI Small-Cap Blend:
Investments in Securities—Assets
Common Stock	$95,371,101	—	—	$95,371,101
Exchange-Traded Funds	295,953	—	—	295,953
Repurchase Agreements	—	$2,133,000	—	2,133,000

Totals	$95,667,054	$2,133,000	—	$97,800,054

AllianzGI Technology:
Investments in Securities—Assets
Common Stock:
Communications Equipment	$101,937,225	$4,308,339	—	$106,245,564
Electrical Equipment	—	14,995,627	—	14,995,627
Electronic Equipment, Instruments & Components	46,506,722	1,568,716	—	48,075,438
Internet & Catalog Retail	93,290,091	17,608	—	93,307,699
Internet Software & Services	214,726,922	16,607,972	—	231,334,894
IT Services	126,892,098	6,149,993	—	133,042,091
Semiconductors & Semiconductor Equipment	196,128,539	1,718,001	—	197,846,540
Software	268,197,877	1,111,453	—	269,309,330
Technology Hardware, Storage & Peripherals	109,586,912	31,171,339	—	140,758,251
All Other	43,888,256	—	—	43,888,256
Exchange-Traded Funds	5,731	—	—	5,731
Repurchase Agreements	—	50,563,000	—	50,563,000
Options Purchased:
Market Price	22,771,417	—	—	22,771,417

	1,223,931,790	128,212,048	—	1,352,143,838

Investments in Securities—Liabilities
Options Written:
Market Price	(17,700,509)	—	—	(17,700,509)
Securities Sold Short, at value	(28,298,429)	—	—	(28,298,429)

	(45,998,938)	—	—	(45,998,938)

Totals	$1,177,932,852	$128,212,048	—	$1,306,144,900

AllianzGI U.S. Managed Volatility:
Investments in Securities—Assets
Common Stock	$82,959,039	—	—	$82,959,039
Repurchase Agreements	—	$1,426,000	—	1,426,000

Totals	$82,959,039	$1,426,000	—	$84,385,039

At March 31, 2015, the following Funds had transfers between Levels 1 and 2:

	Transfers
	Level 1 to Level 2		Level 2 to Level 1
AllianzGI Emerging Markets Opportunities	$5,827,940	(a)	$—
AllianzGI Global Small-Cap	$1,545,481	(a)	$6,859,137	(b)
AllianzGI Income & Growth	$4,856,405	(c)	$25,768,166	(d)
AllianzGI International Managed Volatility	$3,760,028	(a)	$2,112,513	(b)
AllianzGI Technology	$—		$40,907	(b)

(a)	This transfer was a result of securities trading outside the U.S. whose values were not adjusted by the application of a modeling tool at June 30, 2014, which was applied on March 31, 2015.
(b)	This transfer was a result of securities trading outside the U.S. whose values were adjusted by the application of a modeling tool at June 30, 2014, which was not applied on March 31, 2015.
(c)	This transfer was a result of securities with an exchange-traded closing price at June 30, 2014, which was not available on March 31, 2015.
(d)	This transfer was a result of securities without an exchange-traded closing price at June 30, 2014, which was available on March 31, 2015.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended March 31, 2015, was as follows:

	Beginning Balance 6/30/14	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3		Transfers out of Level 3	Ending Balance 3/31/15
AllianzGI Emerging Markets Opportunities:
Investments in Securities—Assets
Common Stock:
China	—	—	—	—	—	—	$2,952,268	*	—	$2,952,268
Russian Federation	$986,318	$45,446	$(603,143)	—	$(340,385)	$(88,236)	—		—	—
Preferred Stock:
Russian Federation	3,068,175	679,305	(247,633)	—	(109,808)	(83,773)	—		—	3,306,266

Totals	$4,054,493	$724,751	$(850,776)	—	$(450,193)	$(172,009)	$2,952,268		—	$6,258,534

AllianzGI Global Small-Cap:
Investments in Securities—Assets
Common Stock:
Thailand	—	$955,873	$(88,245)	—	$2,528	$91,674	—		—	$961,830

AllianzGI Health Sciences:
Investments in Securities—Assets
Warrants
	$771,550	—	—	—	—	$(714,482)	—		—	$57,068

AllianzGI Income & Growth:
Investments in Securities—Assets
Convertible Preferred Stock:
Automobiles	—	$4,675,824	—	—	—	$344,736	—		—	$5,020,560
Banks	—	8,883,702	—	—	—	(925,010)	—		—	7,958,692
Food Products	—	8,683,804	—	—	—	(779,434)	—		—	7,904,370
Health Care Equipment & Supplies	—	—	—	—	—	—	$12,345,750	**	—	12,345,750
Health Care Providers & Services	$2,973,488	4,720,180	—	—	—	353,105	—		—	8,046,773

Totals	$2,973,488	$26,963,510	—	—	—	$(1,006,603)	$12,345,750		—	$41,276,145

AllianzGI International Managed Volatility:
Investments in Securities—Assets
Common Stock:
Netherlands	—	$1,278,823	—	—	—	$102,447	—		—	$1,381,270
Rights:
Hong Kong	$28,188	—	$(22,022)	—	$22,022	(28,188)	—		—	—

Totals	$28,188	$1,278,823	$(22,022)	—	$22,022	$74,259	—		—	$1,381,270

The following tables present additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2015:

	Ending Balance at 3/31/15	Valuation Technique Used	Unobservable Inputs	Input Values
AllianzGI Emerging Markets Opportunities:
Investments in Securities—Assets
Common Stock	$2,952,268	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange		$0.77
Preferred Stock	$3,306,266	Last Exchange-Traded Closing Price	Trading Volume	HKD	4.41

AllianzGI Global Small-Cap:
Investments in Securities—Assets
Common Stock	$961,830	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB	7.20

AllianzGI Health Sciences:
Investments in Securities—Assets
Warrants	$57,068	Analytical Model	Price of Warrant		$0.3157

AllianzGI Income & Growth:
Investments in Securities—Assets
Convertible Preferred Stock	$41,276,145	Third-Party Pricing Vendor	Single Broker Quote		$14.84-$126.43

AllianzGI International Managed Volatility:
Investments in Securities—Assets
Common Stock	$1,381,270	Value of Relevant Financial Instruments	Price of Stock	EUR	48.01

Glossary:

EUR—Euro

HKD—Hong Kong Dollar

THB—Thai Baht

*	Transferred out of Level 2 into Level 3 because trading was halted and the Sub-Adviser recommended the last closing price at March 31, 2015.
**	Transferred out of Level 1 into Level 3 because a single broker quote was used in lieu of an exchange traded closing price at March 31, 2015.

The net change in unrealized appreciation/depreciation of Level 3 investments which AllianzGI Emerging Markets Opportunities, AllianzGI Global Small-Cap, AllianzGI Health Sciences, AllianzGI Income & Growth, and AllianzGI International Managed Volatility held at March 31, 2015, was $(214,693), $91,674, $(714,482), $(1,006,603), and $102,447, respectively.

At March 31, 2015, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments (before options written and securities sold short) for federal income tax purposes were:

	Federal Tax Cost Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AllianzGI Emerging Markets Opportunities	$111,898,009	$18,340,813	$3,510,342	$14,830,471
AllianzGI Focused Growth	496,823,634	207,294,236	9,309,308	197,984,928
AllianzGI Global Natural Resources	51,647,279	3,915,929	2,377,204	1,538,725
AllianzGI Global Small-Cap	164,812,863	46,390,135	4,683,078	41,707,057
AllianzGI Health Sciences	159,992,747	47,375,816	957,737	46,418,079
AllianzGI Income & Growth	2,990,613,037	64,043,762	198,023,258	(133,979,496)
AllianzGI International Managed Volatility	80,240,532	7,260,880	2,588,615	4,672,265
AllianzGI Mid-Cap	277,009,132	64,597,350	6,793,488	57,803,862
AllianzGI NFJ All-Cap Value	22,894,702	6,163,899	344,807	5,819,092
AllianzGI NFJ Dividend Value	7,257,401,470	1,694,218,083	212,322,909	1,481,895,174
AllianzGI NFJ International Value	2,635,619,729	277,111,823	180,747,569	96,364,254
AllianzGI NFJ Large-Cap Value	550,755,629	187,628,508	20,524,028	167,104,480
AllianzGI NFJ Mid-Cap Value	601,758,625	171,088,668	16,093,576	154,995,092
AllianzGI NFJ Small-Cap Value	5,417,313,128	1,372,155,587	202,575,385	1,169,580,202
AllianzGI Small-Cap Blend	89,159,668	9,938,810	1,298,424	8,640,386
AllianzGI Technology	1,021,750,955	338,704,837	8,311,954	330,392,883
AllianzGI U.S. Managed Volatility	84,699,061	2,318,725	2,632,747	(314,022)

Differences, if any, between book and tax cost basis were attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds

By:	/s/ Julian Sluyters

Julian Sluyters, President & Chief Executive Officer

Date: May 21, 2015

By:	/s/ Lawrence G. Altadonna

Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian Sluyters

Julian Sluyters, President & Chief Executive Officer

Date: May 21, 2015

By:	/s/ Lawrence G. Altadonna

Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: May 21, 2015